As filed with the Securities and Exchange Commission on October 27, 2011

File Nos. 002-67052 and 811-03023

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 340

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 341
_____________________________________________________________________________________________
FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2090

Francine J. Rosenberger, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006

Copies to:
Megan Hadley Koehler
Atlantic Fund Services
Three Canal Plaza
Portland, ME 04101

It is proposed that this filing will become effective:

[   ]     immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[X]     on November 1, 2011, pursuant to Rule 485, paragraph (b)(1)
[   ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[   ]     on _____________, pursuant to Rule 485, paragraph (a)(1)
[   ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[   ]     on _____________, pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered: DF Dent Midcap Growth Fund and DF Dent Premier Growth Fund

GROWTH FUNDS

DF DENT MIDCAP GROWTH FUND (DFDMX)

DF DENT PREMIER GROWTH FUND
(DFDPX)

PROSPECTUS
November 1, 2011

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.
DF Dent Midcap Growth Fund seeks long-term capital appreciation. DF Dent Premier Growth Fund seeks long-term capital appreciation.

AND COMPANY, INC. INVESTMENT COUNSEL THREE CANAL PLAZA GROUND FLOOR PORTLAND, ME 04101 (866) 2DF-DENT (TOLL FREE)

GROWTH FUNDS

Table of Contents

Summary Section	2
This important section summarizes the Funds’ objectives, strategies, fees, risks, past performance, portfolio turnover, portfolio managers, your account and other information.
DF Dent Midcap Growth Fund	2
DF Dent Premier Growth Fund	7
Details Regarding Principal Investment Strategies and Risks	13
Additional Information Regarding Principal Investment Strategies	13
Cash Management	15
Additional Information Regarding Principal Risk Factors	16
Management	22
Investment Adviser	22
Portfolio Managers	22
Other Service Providers	23
Fund Expenses	24
Your Account	25
How to Contact the Fund	25
General Information	25
Buying Shares	28
Selling Shares	33
Exchanging Shares	37
Retirement Accounts	38
Adviser Related Perfomance	39
Other Information	41
Financial Highlights	43

GROWTH FUNDS

SUMMARY SECTION

DF Dent Midcap Growth Fund

Investment Objective

The objective of the DF Dent Midcap Growth Fund (the “ Midcap Growth Fund”) is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Midcap Growth Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None
Maximum Contingent Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption or offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase, if applicable )	2.00%
Exchange Fee (as a percentage of amount redeemed , if applicable)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(1)	2.84%
Total Annual Fund Operating Expenses	3.84%
Fee Waiver and/or Expense Reimbursement (2)	2.74%
Net Annual Fund Operating Expenses	1.10%

(1)	“Other expenses” are based on estimated amounts for the current fiscal year.

(2)
The Adviser has contractually agreed to waive a portion of its fee and reimburse Midcap Growth   Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.10% on the first $150 million in Midcap Growth   Fund net assets and to 0.90% on net assets exceeding $150 million for the period November 1, 2011, through October 31, 201 4 (the “Expense Cap”). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees.  Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap apply.

GROWTH FUNDS

Example.   This Example is intended to help you compare the cost of investing in the Midcap Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Midcap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.   The Example also assumes that your investment has a 5% return each year and that the Midcap Growth Fund’s operating expenses remain the same though the fee waiver is applied in the first three year s . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$112	$ 350

Portfolio Turnover. The Midcap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Midcap Growth Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Midcap Growth Fund’s performance.

Principal Investment Strategies

The Midcap Growth Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of medium-size companies (“80% Policy”). For these purposes, the Midcap Growth Fund’s investment adviser D.F. Dent and Company, Inc. (“D.F. Dent” or the “Adviser”) defines medium-sized companies as those companies with market capitalizations in the range of $507.5 million to $18.5 billion, which was the two‐year average of the market capitalization range of companies in the Russell Midcap Growth Index on December 31, 2009 and 2010.

The Midcap Growth Fund typically invests in U.S.-listed equity securities, including common stocks, preferred stocks, securities convertible into U.S. common stocks, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”), and exchange-traded funds (“ETFs”). The Fund invests in equity securities of domestic companies that in the Adviser’s view possess superior long-term growth characteristics and have strong, sustainable earnings prospects and reasonably valued stock prices. The Midcap Growth Fund may invest in companies that do not have particularly strong earnings histories but do have other attributes that in the Adviser’s view may contribute to accelerated growth in the foreseeable future.

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Midcap Growth Fund investments.

GROWTH FUNDS

In purchasing Midcap Growth Fund investments, the Adviser’s process begins with an economic analysis of prospective Midcap Growth Fund investments across a range of industries. The Adviser then uses fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, are consistent producers or exhibit sustainable growth.

The Adviser may sell a security in the Midcap Growth Fund’s portfolio if, for example, it becomes overvalued or its fundamentals change. The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Midcap Growth Fund due to appreciation.

Principal Investment Risks

General Market Risk.  The Midcap Growth Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Midcap Growth Fund or the Midcap Growth Fund could underperform other investments. An investment in the Midcap Growth Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk.  It is important that investors closely review and understand the risks of investing in the Midcap Growth Fund.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed - income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

ADR Risk. Investing in ADRs carry potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Equity Risk. The Midcap Growth Fund is subject to the risk that stock prices may fall over a short period or extended periods of time.  Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Management Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Midcap Growth Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Medium-Size Company Risk. The prices of securities of medium-size companies can fluctuate more significantly than the securities of larger, more established companies.

Non-Diversification Risk. The Midcap Growth Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. Such non-diversification exposes the Midcap Growth Fund to greater market risk and potential monetary losses than if its assets were diversified.

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Registered Investment Company and ETF Risk. Registered investment companies (including ETFs) generally entail the same risks as the individual stocks held by them. ETFs, however, may trade at a premium or discount to the aggregate value of the underlying securities. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. By investing in another investment company or ETF, the Midcap Growth Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF.

REIT Risk.  The value of the Midcap Growth Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from those of the Midcap Growth Fund.

Small-Size Company Risk. The prices of securities of small-size companies can fluctuate more significantly than the securities of larger, more established companies.

Performance Information

The Midcap Growth Fund is newly created and does not have a full calendar year performance record. Performance information will be available after the Midcap Growth Fund has been in operation for one calendar year.

Management

Investment Adviser. D.F. Dent and Company, Inc. is the Midcap Growth Fund’s investment adviser.

Portfolio Managers.  The Midcap Growth Fund’s portfolio is team-managed by an investment committee consisting of four portfolio managers, Thomas F. O'Neil, Jr., Matthew F. Dent, Gary D. Mitchell, and Bruce L. Kennedy, II, each a Vice President of D.F. Dent, who are jointly responsible for the day-to-day management of the Midcap Growth Fund. They each have served as portfolio manager of the Midcap Growth Fund since its inception in 2011.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Midcap Growth Fund on any day that the New York Stock Exchange (“NYSE”) is open for business.  You may purchase or redeem shares directly from the Fund by calling (866) 233-3368  (toll free) or writing to the Midcap Growth Fund at DF Dent Midcap Growth Fund, P.O. Box 588, Portland, Maine 04112.  You also may purchase or redeem shares of the Midcap Growth Fund through your financial intermediary.  The Midcap Growth Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$500
Retirement Accounts	$2,500	$500

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Tax Information

Shareholders may receive distributions from the Midcap Growth Fund, which may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Midcap Growth Fund through a broker-dealer or other financial intermediary (such as a bank), the Midcap Growth Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Midcap Growth Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

GROWTH FUNDS

SUMMARY SECTION

DF Dent Premier Growth Fund

Investment Objective

The objective of the DF Dent Premier Growth Fund (the “Premier Growth Fund”) is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Premier Growth Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None
Maximum Contingent Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption or offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee (as a percentage of amount redeemed , if applicable)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.25%
Fee Waiver and/or Expense Reimbursement (1)	(0.15)%
Net Annual Fund Operating Expenses	1.10%

(1)
The Adviser has contractually agreed to reduce a portion of its fee and reimburse Premier Growth Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.10% on the first $150 million in Premier Growth Fund net assets and to 0.90% on net assets exceeding $150 million for the period November 1, 2011, through October 31, 2014 (the “Expense Cap”). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees.  Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap apply.

GROWTH FUNDS

Example.   This Example is intended to help you compare the cost of investing in the Premier Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Premier Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Premier Growth Fund’s operating expenses remain the same though the fee waiver is applied in the first three years.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$112	$350	$641	$1,469

Portfolio Turnover.   The Premier Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Premier Growth Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Premier Growth Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Premier Growth Fund invests primarily in equity securities, such as common, preferred and convertible stock, of domestic companies that possess superior long-term growth characteristics and have strong, sustainable earnings prospects and reasonably valued stock prices. The Premier Growth Fund may also invest in companies that do not have particularly strong earnings histories but do have other attributes that may contribute to accelerated growth in the foreseeable future. The Premier Growth Fund primarily invests in medium- and large- size domestic companies. According to D.F. Dent and Company, Inc. (“D.F. Dent” or the “Adviser”) , medium-size companies typically have market capitalizations in the range of $1.5 billion to $7 billion, and large-size companies typically have market capitalizations greater than $7 billion.

The Premier Growth Fund’s investment strategy also permits the Premier Growth Fund to invest in small-size companies, which, according to the Adviser, are companies that typically have market capitalizations under $1.5 billion.

If the Premier Growth Fund is not invested primarily in medium- and large-size domestic companies due to, among other things, changes in the market capitalization of those companies in the Premier Growth Fund’s portfolio, the Premier Growth Fund will limit new investments to medium- and large-size domestic companies.

GROWTH FUNDS

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments. Under normal market conditions, the Premier Growth Fund will typically hold approximately 25-50 stocks.

In purchasing Premier Growth Fund investments, the Adviser’s process begins with an economic analysis of prospective Fund investments across a range of industries. The Adviser then uses fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, are consistent producers or exhibit sustainable growth.

The Adviser may sell a stock in the Premier Growth Fund’s portfolio if, for example, it becomes overvalued or its fundamentals change. The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Premier Growth Fund due to appreciation.

Principal Investment Risks

General Market Risk .   The Premier Growth Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Premier Growth Fund or the Premier Growth Fund could underperform other investments. An investment in the Premier Growth Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk.   It is important that investors closely review and understand the risks of investing in the Premier Growth Fund.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed- income markets may negatively affect issuers worldwide, which could have adverse effect on the fund.

Equity Risk. The Premier Growth Fund is subject to the risk that stock prices may fall over a short period or extended periods of time.  Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Focused Portfolio Risk. Since the Premier Growth Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Premier Growth Fund may have a larger impact on the Fund's NAV than if the Fund were more broadly invested.

Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Large-Size Company Risk. Securities of companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

GROWTH FUNDS

Management Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Premier Growth Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Medium-Size Company Risk. T he prices of securities of medium-size companies can fluctuate more significantly than the securities of larger , more established companies.

Small-Size Company Risk. The prices of securities of small-size companies can fluctuate more significantly than the securities of larger, more established companies.

Performance Information

The following chart and table illustrate the variability of the Premier Growth Fund’s returns as of December 31, 2010.  The chart and table provide some indication of the risks of investing in the Premier Growth Fund by showing the changes in the performance from year to year and how the Premier Growth Fund’s average annual returns for 1, 5 years and since inception compare to the S&P 500 Index, a broad measure of market performance.  Updated performance information is available at   www.dfdent.com   or by calling (866) 233-3368 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
The calendar year-to-date total return as of September 30, 2011 was (11.64) %

During the period shown, the highest return for a quarter was 20.09% (2 nd quarter, 2009), and the lowest return was (27.35)% (4 th quarter, 2008).

GROWTH FUNDS

Average Annual Total Returns
(For the periods ended December, 31, 2010.)

	1	5	Since Inception
	Year	Years	07/16/2001
Return Before Taxes	25.30%	3.76%	6.07%
Return After Taxes on Distributions	25.30%	3.61%	5.97%
Return After Taxes on Distributions and Sale of Fund Shares	16.45%	3.20%	5.31%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	2. 43%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Management

Investment Adviser .   D.F. Dent and Company, Inc.   is the Premier Growth Fund’s investment adviser.

Portfolio Manager.   Daniel F. Dent, President of D.F. Dent is primarily responsible for the day-to-day management of the Premier Growth Fund.  Mr. Dent has served as portfolio manager of the Premier Growth Fund since its inception in 2001.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Premier Growth Fund on any day that the New York Stock Exchange (“NYSE”) is open for business.  You may purchase or redeem shares directly from the Premier Growth Fund by calling (866) 233-3368 (toll free) or writing to the Premier Growth Fund at DF Dent Premier Growth Fund, P.O. Box 588, Portland, Maine 04112.  You also may purchase or redeem shares of the Premier Growth Fund through your financial intermediary.  The Premier Growth Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$500
Retirement Accounts	$2,500	$500

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Tax Information

Shareholders may receive distributions from the Premier Growth Fund, which may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Premier Growth Fund through a broker-dealer or other financial intermediary (such as a bank), the Premier Growth Fund and its related companies may pay the intermediary for the sale of Premier Growth Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Premier Growth Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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DETAILS REGARDING THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES AND RISKS

CONCEPTS TO UNDERSTAND
Common Stock means an equity or ownership interest in a company which usually possesses voting rights and may earn dividends.
Equity Security means a security such as a common stock, preferred stock, or convertible security that represents an ownership interest in a company.
Market Capitalization means the value of a company’s common stock in the stock market.

Additional Information Regarding Principal Investment Strategies

DF Dent Midcap Growth Fund

The DF Dent Midcap Growth Fund’s (the “Midcap Growth Fund”) investment objective is not fundamental and may be changed by the Board of Trustees (“Board”) without a vote of shareholders.

Under normal market conditions, the Midcap Growth Fund’s 80% Policy requires it to invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of medium-size companies. For these purposes, the Midcap Growth Fund’s Adviser defines medium-sized companies as those companies with market capitalizations in the range of $507.5 million to $18.5 billion, which was the two‐year average of the market capitalization range of companies in the Russell Midcap Growth Index on December 31, 2009 and 2010.  The Midcap Growth Fund will not change its 80% P olicy without providing shareholders with at least 60 days’ notification.

The Midcap Growth Fund typically invests in U.S.-listed equity securities, including common stocks, preferred stocks, securities convertible into U.S. common stocks, REITs, ADRs, and ETFs.

The Adviser’s Processes — Purchasing Portfolio Securities. The Adviser begins its process with an economic analysis of prospective Fund investments across a range of industries. Strong financial characteristics such as a high return on equity, good profit margins and a strong balance sheet are more important than the absolute size of the company. Emphasis is placed upon companies that have demonstrated the ability to report earnings growth on a consistent basis in varied economic environments. The Adviser then uses fundamental research to identify companies that it believes:

•	Have excellent management teams with proven execution skills

•	Maintain a market leadership position in an industry niche

•	Deliver on a consistent basis in varied environments

•	Have sustainable growth prospects

The Adviser plans to hold investments long-term if they continue to satisfy the Midcap Growth Fund’s investment criteria.

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The Adviser’s Processes — Selling Portfolio Securities. The Adviser monitors the companies in the Midcap Growth Fund’s portfolio to determine if there have been any fundamental changes in the companies. The Adviser may sell a stock if:

•	It subsequently fails to meet the Adviser’s initial investment criteria

•	It becomes overvalued relative to the long-term expectation for the stock price

•	Changes in economic conditions or industry fundamentals affect the company’s financial outlook

The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Midcap Growth Fund due to appreciation.

DF Dent Premier Growth Fund

The DF Dent Premier Growth Fund’s (the “Premier Growth Fund”) investment objective is fundamental and may only be changed by the Board with shareholder approval.

The Adviser’s Processes — Purchasing Portfolio Securities. The Adviser’s process begins with an economic analysis of prospective Premier Growth Fund investments across a range of industries. Strong financial characteristics such as a high return on equity, good profit margins and a strong balance sheet are more important than the absolute size of the company. Emphasis is placed upon companies that have demonstrated the ability to report earnings growth on a consistent basis in varied economic environments. The Adviser then uses fundamental research to identify companies that it believes:

•	Have excellent management teams with proven execution skills

•	Maintain a market leadership position in an industry niche

•	Deliver on a consistent basis in varied environments

•	Have sustainable growth prospects

The Adviser plans to hold investments long-term if they continue to satisfy the Premier Growth Fund’s investment criteria.

The Adviser’s Processes — Selling Portfolio Securities. The Adviser monitors the companies in the Premier Growth Fund’s portfolio to determine if there have been any fundamental changes in the companies. The Adviser may sell a stock if:

•	It subsequently fails to meet the Adviser’s initial investment criteria

•	It becomes overvalued relative to the long-term expectation for the stock price

•	Changes in economic conditions or industry fundamentals affect the company’s financial outlook

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The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Premier Growth Fund due to appreciation.

Cash Management

As a non-principal investment strategy, the Midcap Growth Fund and Premier Growth Fund (individually, a “Fund” and collectively the “Funds”) may invest cash balances in investment grade debt securities, including U.S. Government securities and other funds that invest in such securities .  Investments may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds, corporate bonds and notes issued by large and medium domestic companies.  If an investment grade security held by a Fund is downgraded to non-investment grade, the   Fund may hold the security if the Adviser believes the issuer will continue to pay its debt or the current market price does not properly reflect what the Adviser believes to be the fair value of the security.  The lowest ratings that are investment grade for corporate bonds, including convertible bonds, are “Baa” in the case of Moody’s and “BBB” in the case of S&P and Fitch; for preferred stock the lowest ratings are “Baa” in the case of Moody’s and “BBB” in the case of S&P.

The Fund s also may invest a portion of their total assets in cash or cash equivalents, including bank notes; banker’s acceptances; certificates of deposit; commercial paper; medium term notes; money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended; and repurchase agreements if the Adviser is unable to find investments selling at discounts to what the Adviser believes are their fair intrinsic value.  If a   Fund invests in money market funds, shareholders will bear their proportionate share of the expenses, including, for example, advisory and administrative fees, of the money market funds in which the Fund invests. Shareholders also would be exposed to the risks associated with money market funds and the portfolio investments of such money market funds, including that a money market fund’s yield will be lower than the return that a Fund would have derived from other investments that would provide liquidity.

Temporary Defensive Position

In order to respond to adverse market, economic, political or other conditions, t he Funds may assume a temporary defensive position that is inconsistent with each Fund’s principal investment objective and/or strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits).  A defensive position, taken at the wrong time, may have an adverse impact on  a Fund’s performance.  Each   Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

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Additional Information Regarding Principal Investment Risks

The following information describes each Fund’s principal and non-principal risks in light of the Fund’s investment strategies:

Principal Investment Risks	Midcap Growth Fund	Premier Growth Fund
General Market Risk	X	X
Market Events Risk	X	X
ADR Risk	X
Equity Risk	X	X
Focused Portfolio Risk		X
Growth Company Risk	X	X
Large-Size Company Risk		X
Management Risk	X	X
Medium-Size Company Risk	X	X
Non-Diversification Risk	X
Registered Investment Company and ETF Risk	X
REIT Risk	X
Small-Size Company Risk	X	X
Non-Principal Investment Risks
ADR Risk		X
Convertible Securities Risk	X	X
Credit Risk	X	X
Fixed-Income Securities Risk	X	X
Interest Rate Risk	X	X
Preferred Stock Risk	X	X
Registered Investment Company and ETF Risk		X
REIT Risk		X
U.S. Government Securities Risk	X	X

General Market Risk.   An investment in a   Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any government agency. In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions. Each Fund’s net asset value

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(“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which each   Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of a security’s value. There is no assurance that a Fund will achieve its investment objective, and an investment in a   Fund is not by itself a complete or balanced investment program. You could lose money on your investment in a Fund, or a Fund could underperform other investments. Other general market risks include:

•	The market may not recognize what the Adviser believes to be the true value or growth potential of the stocks held by the Funds.

•	The earnings of the companies in which the Funds invest may not continue to grow at expected rates, thus causing the price of the underlying stocks to decline.

•
To the extent that the Funds invest in small- and mid-size companies, the smaller a company’s market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume and less liquidity in the market for the stock and less publicly available information about the company.

•	A decline in investor demand for the stocks held by the Funds also may adversely affect the value of the securities.

•	To the extent that the Funds invest in value stocks, value stocks can react differently to market, political and economic developments than other types of stocks and the market as a whole.

Market Events Risk. Global securities markets have experienced significant volatility in the last several years.   Both domestic and international equity and fixed-income markets experienced heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. During this time of volatility, the fixed-income markets experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.   In some cases, the prices of securities of individual companies were negatively impacted, even though there may have been little or no apparent degradation in the financial conditions or prospects of those companies.   The U.S. Government and certain foreign central banks have acted to calm credit markets and increase confidence in the U.S. and world economies. The situation in the financial markets has resulted in calls for increased regulation. In response, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was recently signed into law and is expected to be a dramatic revision of the U.S. financial regulatory framework. The ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. Continuing market problems may have adverse effects on the performance of the Fund s .

ADR Risk. ADRs may involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies. The securities underlying ADRs are typically denominated (or quoted) in a currency other than U.S. dollars. In addition, the securities underlying ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading. As a result, the value of ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading.

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Convertible Securities Risk.   The value of a convertible security (“convertible”) is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The investment value of a convertible is based on its yield and tends to decline as interest rates increase. The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock. The conversion value will decrease as the price of the underlying common stock decreases. When conversion value is substantially below investment value, the convertible’s price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact. Conversely, the convertible’s price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value. The value of a synthetic convertible security will respond differently to market fluctuations than a convertible security, because a synthetic convertible is composed of two or more separate securities, each with its own market value. Convertible securities may be subject to market risk, credit risk and interest rate risk.

Credit Risk.   Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest, a fund’s income might be reduced, and if an issuer fails to repay principal, the value of the security might fall and a Fund could lose the amount of its investment in the security. The extent of this risk varies based on the terms of the particular security and the financial condition of the issuer. A downgrade in an issuer’s credit rating or other adverse news about an issuer can reduce the market value of that issuer’s securities.

Equity Risk. Investing in equity securities entails risks.  Common stocks are subject to the risk of an issuer liquidating or declaring bankruptcy, in which case the claims of owners of the issuer’s debt securities and preferred stock take precedence over the claims of common stockholders.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion, tends to vary with fluctuation in the market value of the underlying securities.

Fixed-Income Securities Risk.   The value of your investment in a Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the debt securities in which a Fund invests. The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates. The value of your investment in a Fund may change in response to the credit ratings of the Fund’s portfolio of debt securities. The degree of risk for a particular security may be reflected in its credit rating. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a debt security held by a Fund may cause it to default or become unable to pay interest or principal due on the security. A Fund cannot collect interest and principal payments on a debt security if the issuer defaults. Prepayment and extension risks may occur when interest rates decline and issuers of debt securities experience acceleration in prepayments. The acceleration can shorten the maturity of the debt security, reducing a Fund’s return. Issuers may decrease prepayments of principal when interest rates increase, extending the maturity of the debt security and causing the value of the security to decline. Distressed debt securities involve greater risk of default or downgrade and are more volatile than investment grade securities. Distressed debt securities may also be less liquid than higher quality debt securities.

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Focused Portfolio Risk. Under normal market conditions, the Premier Growth Fund will typically hold approximately 25-50 fifty stocks. Because of the focused nature of investments, the Premier Growth Fund may be substantially over-weighted and under-weighted in certain economic sectors. Therefore, its performance may be disproportionately affected by the factors influencing those sectors and may suffer if the economic sectors it emphasizes do not perform as expected.

Growth Company Risk. An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer. In addition, you could lose money on your investment if:

•	The market does not recognize the growth potential or value of the stocks in the Fund s’ portfolios

•	Investor demand for growth stocks held by the Funds declines

•	There is deceleration in the expected growth rate of the companies in which the Funds invest

•	The Adviser’s judgment as to the growth potential or value of a stock proves to be wrong

Interest Rate Risk.   Investments in investment-grade and non-investment grade fixed-income securities are subject to interest rate risk. The value of a fund’s fixed-income investments typically will fall when interest rates rise. A fund may be particularly sensitive to changes in interest rates if it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of four years, a 1% increase in U.S. Treasury interest rates could be expected to result in a 4% decrease in the value of the bond. Yields of debt securities will fluctuate over time.

Large-Size Company Risk. The Premier Growth Fund’s investments in l arge capitalization company stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be slow to respond to challenges and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk. The   Fund s are actively managed, and their performance, therefore, will reflect the Adviser’s ability to make investment decisions that are suited to achieving the each Fund’s investment objectives. Regardless of its active management, each Fund could underperform other mutual funds with similar investment objectives.

Medium-Size Company Risk. Because investing in medium-size companies can have more risk than investing in larger, more established companies, an investment in the Fund s may have the following additional risks:

•	Analysts and other investors typically follow these companies less actively and, therefore, information about these companies is not always readily available

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•
Securities of many medium-companies may be traded in the over-the-counter markets or on regional securities exchanges,  potentially making them thinly traded and less liquid and their prices more volatile than the prices of the securities of larger companies

•	Changes in the value of medium-company stocks may not mirror the fluctuation of the general market

•	More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks

Non-Diversification Risk. The Midcap Growth Fund is non-diversified and may focus its investments in the securities of a comparatively small number of issuers. Investing in a limited number of issuers exposes the Midcap Growth Fund to greater risk and losses than if its assets were more diversified.

Preferred Stock Risk. Preferred stocks are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Certain preferred stocks contain provisions that allow an issuer under certain circumstances to skip distributions (in the case of "non-cumulative" preferred stocks) or defer distributions (in the case of "cumulative" preferred stocks). If the a Fund owns a preferred stock that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving income from that stock. Preferred stocks typically do not provide any voting rights, except in cases when dividends are in arrears for a specified number of periods.

Registered Investment Company and ETF Risk. Investments in the securities of registered investment companies, including ETFs (which may, in turn invest in equities, bonds, and other financial instruments) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, a Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF. As a result, shareholders of a Fund indirectly bear their proportionate share of the fees and expenses paid by the Fund to the other investment company or ETF, in addition to those that Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, a Fund’s performance may be adversely affected. In addition, because ETF shares are listed and traded on national stock exchanges, they may trade at a discount or premium. Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends in part on the demand for them in the market, the Adviser may not be able to liquidate an ETF position at the net asset value of the ETF, adversely affecting a Fund’s performance.

REIT Risk. REITs are pooled investment vehicles that own, and usually operate, income producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of a Fund.

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Small-Size Company Risk. Because investing in small companies can have more risk than investing in larger, more established companies, an investment in a Fund may have the following additional risks:

•	The securities of smaller companies are traded in lower volume and may be less liquid than securities of larger, more established companies

•	Smaller companies are more likely to experience changes in earnings and growth prospects than larger more established companies, which could have a significant impact on the price of the security

•	The value of the securities may depend on the success of products or technologies that are in a relatively early stage of development and that may not have been tested

•	More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks

At certain times, the stock market may not favor the smaller growth securities in which a Fund invest s . During this time, it would be expected that a Fund could underperform other funds with different investment strategies.

U.S. Government Securities Risk.  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. Like all bonds, U.S. Government bonds are also subject to credit risk.

Who May Want to Invest in the Fund s

Each   Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment

•	Are pursuing a long-term goal and

•	Are willing to accept higher short-term risk

Each Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries

•	Need regular income or stability of principal, or

•	Are pursuing a short-term goal or investing emergency reserves

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MANAGEMENT

The   Funds are each a series of Forum Funds (the “Trust”), an open-end, management investment company (mutual fund).   The business of the Trust and the Funds is managed under the oversight of the Board.   The Board oversees the Funds and meets periodically to review each Fund’s performance, monitor investment activities and practices and discuss other matters affecting the Funds. Additional information regarding the Board and the Trust’s executive officers may be found in the Funds’ Statement of Additional Information (the “SAI”), which is available from the Funds’ website at www.dfdent.com .

Investment Adviser

The Funds’ Adviser is D.F. Dent and Company, Inc., 2 East Read Street, Baltimore, Maryland 21202. The Adviser is a privately owned corporation controlled by Daniel F. Dent. The Adviser has provided investment advisory and management services to clients since 1976. As of June 30, 2011, the Adviser had approximately $3. 4 billion of assets under management.

Subject to the general oversight of the Board, the Adviser makes investment decisions for each Fund.  The Adviser receives an annual advisory fee from each Fund at an annual rate equal to 1.00% of the average annual daily net assets of the Funds.  The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses in order to limit the net expense to shareholders of each Fund to 1.10% on the first $150 million in Fund net assets and to 0.90% on net assets exceeding $150 million (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses), for the period November 1, 2011 through October 31, 201 4 .

A discussion summarizing the basis on which the Board last approved the Investment Advisory Agreement between the Trust and the Adviser is included in the Premier Growth Fund’s annual report for the period ended June 30, 2011.

A discussion summarizing the basis on which the Board approved the Investment Advisory Agreement between the Trust and the Adviser on behalf of the Midcap Growth Fund will be included in the DF Dent Fund s’ semi-annual report for the period ended December 31, 2011.

Portfolio Managers

Midcap Growth Fund – Team-Managed Approach

The Midcap Growth Fund’s portfolio is team-managed by an investment committee consisting of four portfolio managers, Thomas F. O'Neil, Jr., Matthew F. Dent, Gary D. Mitchell, and Bruce L. Kennedy, II, who are jointly responsible for the day-to-day management of the Midcap Growth Fund.

Thomas F. O'Neil, Jr., CFA, Vice President, joined D.F. Dent in the summer of 1985 with 15 years of experience in the field of investment management. For the previous 6 years, he served in the position of

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financial adviser to a Maryland family with philanthropic interests where his responsibilities included management of the family’s investments. Prior to that position, for 9 years he was responsible for the investment of insurance companies’ funds in the equity and fixed-income markets for a large Maryland-based corporation. Mr. O’Neil is a graduate of Georgetown University and Columbia University Graduate School of Business where he received an MBA in finance and banking. Mr. O’Neil is also a Chartered Financial Analyst. He is presently serving on the boards of various non-profit organizations.

Matthew F. Dent, CFA, Vice President, joined the firm in the summer of 2001 with four years of investment experience. Prior to joining D.F. Dent, he served as a Research Associate at both an investment bank and an investment management firm in San Francisco. For the previous two years, he worked as an investment banking analyst at a large firm in Baltimore. Mr. Dent is a graduate of Brown University, where he received a BA in both Economics and Organizational Behavior and Management. Mr. Dent is a Chartered Financial Analyst and is currently a member of the CFA Institute and the Baltimore Security Analysts Society.

Gary D. Mitchell, J.D., Vice President since 2007 and Portfolio Manager at D.F. Dent from 2005 to present, joined D.F. Dent in the summer of 2005 with 13 years of experience practicing law. Prior to joining D.F. Dent, he was a corporate attorney for two S&P 500 companies in New Jersey. His experience includes corporate, securities and regulatory law, as well as mergers and acquisitions and corporate governance. Mr. Mitchell received an A.B. from Harvard College summa cum laude in Economics and received a J.D .from Harvard Law School cum laude.

Bruce L. Kennedy, II, CFA, Vice President since 2010 and Research Analyst from 2007-2010, joined D.F. Dent in the summer of 2007 with four years of investment experience. Prior to joining D.F. Dent, he served as an Investment Banking Analyst at Goldman, Sachs & Co. in New York, an Associate Analyst at T. Rowe Price in Baltimore from 2001 to 2005, and as a Summer Analyst at Wasatch Advisors in Salt Lake City in 2006. Mr. Kennedy received an A.B. from Dartmouth College cum laude in Economics and History, and an M.B.A. from Stanford Graduate School of Business in 2007. Mr. Kennedy is a Chartered Financial Analyst.

Premier Growth Fund

Daniel F. Dent   has been President of the Adviser since 1976 and primarily responsible for the day-to-day management of the Premier Growth Fund’s portfolio since the Premier Growth Fund’s inception in 2001.

The Funds’ SAI provides additional information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and the ownership of each Fund’s securities by the portfolio managers.

Other Service Providers

Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) provides certain administration, portfolio accounting and transfer agency services to the Funds and the Trust and supplies certain officers to the Trust, including a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, an Anti-Money Laundering Compliance Officer and additional compliance support personnel.

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Foreside Fund Services, LLC (the “Distributor”), the Trust’s principal underwriter, acts as the Trust’s distributor in connection with the offering of the Funds’ shares.   The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares.   The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

Fund Expenses

Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Funds and the other series of the Trust based upon methods approved by the Board.   Certain service providers may reduce all or any portion of their fees and may reimburse certain expenses of the Funds.   Any fee waiver or expense reimbursement increases investment performance of the Fund for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

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YOUR ACCOUNT

How to Contact the Fund s

E -mail the Funds at:
dfdent.ta@atlanticfundservices.com

Website Address:
www.dfdent.com

Telephone the Funds at:
(866) 2DF-DENT (toll free) or
(866) 233-3368

Fax the Funds at:
(207) 347-2195

Write to the Funds at:
DF Dent Growth Funds
P.O. Box 588
Portland, Maine 04112

Overnight address:
DF Dent Growth Funds
c/o Atlantic Fund Services
Three Canal Plaza, Ground Floor
Portland, Maine 04101

Wire investments (or ACH payments):
Please contact the transfer agent at (866) 233-3368 (toll free) to obtain the ABA routing number and account number for the Fund.

General Information

You may purchase or sell (redeem) shares of each Fund on any day that the NYSE is open for business.   Under unusual circumstances, such as in the case of an emergency, the Fund may calculate its NAV and accept and process shareholder orders when the NYSE is closed.

You may purchase or sell shares of each Fund at the next NAV calculated (normally 4:00 p.m., Eastern Time) after the transfer agent or your approved broker-dealer or other financial intermediary receives your request in good order.   “Good order” means that you have provided sufficient information necessary to process your request as outlined in this Prospectus, including any required signatures, documents, payment and Medallion Signature Guarantees.   All requests to purchase or sell Fund shares received in good order prior to the Fund’s close will receive that day’s NAV.   Requests received in good order after the Fund’s close or on a day when the Fund does not value its shares will be processed on the next business day and will receive the next subsequent NAV.   The Funds cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Funds do not issue share certificates.

If you purchase shares directly from a Fund, you will receive a confirmation of each transaction and quarterly statements detailing Fund balances and all transactions completed during the prior quarter.   Automatic reinvestments of distributions and systematic investments and withdrawals may be confirmed only by quarterly statement.   You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

Each Fund may temporarily suspend or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and telephone or internet redemption privileges, if applicable.   Each Fund reserves the right to refuse any purchase request including, but not limited to, requests that could adversely affect that Fund or its operations.

When and How NAV is Determined.  Each Fund calculates its NAV as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each weekday except days when the NYSE is closed.  The NYSE is

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open every weekday, Monday through Friday, except on the following holidays: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good   Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.  NYSE holiday schedules are subject to change without notice.  The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.  To the extent that the Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the value of the Fund’s assets may vary on those days.  In addition, trading in certain portfolio investments may not occur on days that the Fund is open for business as markets or exchanges other than the NYSE may be closed.

The NAV of each Fund is determined by taking the market value of the total assets of the class, subtracting the liabilities of the class, and then dividing the result (net assets) by the number of outstanding shares of the class.   Since the Funds may invest in securities that trade on foreign securities markets on days other than a Fund business day, the value of each or the Fund’s portfolio may change on days on which shareholders will not be able to purchase or redeem Fund shares.

Each Fund values securities for which market quotations are readily available, including certain open-end investment companies, at current market value, except for certain short-term securities which are valued at amortized cost.   Securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE on each Fund business day.   In the absence of sales, such securities are valued at the mean of the last bid and asked price.   Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Fixed-income securities may be valued at prices supplied by a Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.   Investments in other open-end registered investment companies are valued at their NAV.

Market quotations may not be readily available or may be unreliable if, among other things, (1) the exchange on which a Fund portfolio security is principally traded closes early, (2) trading in a portfolio security was halted during the day and did not resume prior to the time the Funds calculate their NAV or (3) events occur after the close of the securities markets on which a Fund’s portfolio securities primarily trade but before the time the Fund calculates its NAV.

If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to value such securities at fair value as determined in good faith using procedures approved by the Board.   The Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee, members of which are appointed by the Board.   Fair valuation may be based on subjective factors and, as a result, the fair value price of a security may differ from that security’s market price and may not be the price at which the security may be sold.   Fair valuation could result in a different NAV than a NAV determined by using market quotes.

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The Funds’ investments in foreign securities are more likely to require a fair value determination than domestic securities because circumstances may arise between the close of the market on which the securities trade and the time as of which the Funds value their portfolio securities.   In determining fair value prices of foreign securities, the Funds may consider the performance of securities on the securities primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S. or other relevant information as related to the securities.

Securities of smaller companies are also more likely to require a fair value determination because they may be thinly traded and less liquid than securities of larger companies.

Transactions through Financial Intermediaries.   The Funds have authorized certain financial intermediaries, including the designees of such entities, to accept purchase and redemption orders on the Funds’ behalf.   If you invest through a financial intermediary, the policies and fees of the financial intermediary may be different than the policies and fees if you had invested directly in a Fund.   Among other things, financial intermediaries may charge transaction fees and may set different minimum investment restrictions or limitations on buying or selling Fund shares.   You should consult your broker or other representative of your financial intermediary for more information.

All orders to purchase or sell shares are processed as of the next NAV calculated after the order has been received in good order by a financial intermediary.   Orders are accepted until the close of trading on the NYSE every business day (normally 4:00 p.m., Eastern Time) and are processed the same day at that day’s NAV.   To ensure that this occurs, the financial intermediaries are responsible for transmitting all orders to the Funds in compliance with their contractual deadlines.

Payments to Financial Intermediaries. Each Fund and its affiliates (at their own expense) may pay compensation to financial intermediaries for shareholder-related services and, if applicable, distribution-related services, including administrative, recordkeeping and shareholder communication services.   For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund supermarket platform or a similar program sponsor or for services provided in connection with such fund supermarket platforms and programs.

The amount of compensation paid to different financial intermediaries may vary.   The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Fund.   To the extent that the Fund pays all or a portion of such compensation, the payment is designed to compensate the financial intermediary for providing services that would otherwise be provided by the Fund’s transfer agent and/or administrator.

The Adviser or another Fund affiliate, out of its own resources, may provide additional compensation to financial intermediaries. Such compensation is sometimes referred to as “revenue sharing.”  Compensation

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received by a financial intermediary from the Adviser or another Fund affiliate may include payments for shareholder servicing, marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating its salespersons with respect to Fund shares.  For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Funds, including travel and lodging expenses.  It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred compensating registered sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from the Funds or their affiliate(s), and the prospect of receiving such compensation may provide the financial intermediary with an incentive to recommend the shares of a Fund over other potential investments.  Similarly, the compensation may cause financial intermediaries to elevate the prominence of a Fund within its organization by, for example, placing it on a list of preferred funds.

Anti-Money Laundering Program.   Customer identification and verification are part of the Funds’ overall obligation to deter money laundering under federal law.   The Trust’s Anti-Money Laundering Program is designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.   In this regard, each Fund reserves the right, to the extent permitted by law, (1) to refuse, cancel or rescind any purchase order or (2) to freeze any account and/or suspend account services.   These actions will be taken when, at the sole discretion of Trust management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authorities or applicable law.   If your account is closed at the request of governmental or law enforcement authorities, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Disclosure of Portfolio Holdings.   A description of the Funds’ policies and procedures with respect to the disclosure of portfolio securities is available in the Funds’ SAI, which is available on the Funds’ website at www.dfdent.com .

Buying Shares

How to Make Payments.   Unless purchased through a financial intermediary, all investments must be made by check, ACH or wire.   All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.   In the absence of the granting of an exception consistent with the Trust’s Anti-Money Laundering Program, the Funds do not accept purchases made by credit card check, starter check, checks with more than one endorsement (unless the check is payable to all endorsees), cash or cash equivalents (for instance, you may not pay by money order, cashier’s check, bank draft or traveler’s check).   The Funds and the Adviser also reserve the right to accept in   kind contributions of securities in exchange for shares of a Fund.

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Checks. Checks must be made payable to DF Dent Growth Funds . For individual, sole proprietorship, joint, Uniform Gifts to Minors Act (“UGMA”) and Uniform Transfers to Minors Act (“UTMA”) accounts, checks may be made payable to one or more owners of the account and endorsed to DF Dent Growth Funds. A $20 charge may be imposed on any returned checks.

ACH. Refers to the Automated Clearing House system maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your U.S. financial institution may charge you a fee for this service.

Wires. Instruct your U.S. financial institution with whom you have an account to make a federal funds wire payment to the Funds. Your U.S. financial institution may charge you a fee for this service.

Minimum Investments.   Each Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$500
Retirement Accounts	$2,500	$500

Each Fund reserves the right to waive minimum investment amounts, if deemed appropriate by an officer of the Trust.

Registered investment advisers and financial planners may be permitted to aggregate the value of Traditional or Roth Individual Retirement Accounts (“IRA”) in order to meet minimum investment amounts.

Account Requirements.   The following table describes the requirements to establish certain types of accounts in each Fund.

Type of Account		Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).	•	Instructions must be signed by all persons named as account owners exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and may have tax benefits.	• •	Depending on state laws, you may set up a custodial account under the UGMA or the UTMA. The custodian must sign in a manner indicating custodial capacity.

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Type of Account		Requirement
Corporations/Other	•
The entity should submit a certified copy of its articles of incorporation (or a government-issued business license or other document that reflects the existence of the entity) and a corporate resolution or a secretary’s certificate.

Trusts	•	The trust must be established before an account may be opened.
	•	The trust should provide the first and signature pages from the trust document identifying the trustees.

Account Application and Customer Identity Verification.  To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your first and last name, U.S. taxpayer identification number (“TIN”), physical street address, date of birth and other information or documents that will allow the Fund to identify you.  If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your financial adviser.  If the Fund cannot obtain the required information within a timeframe established in its sole discretion, your application will be rejected.

When your application is in good order and includes all required information, your order will normally be processed at the NAV next calculated after receipt of your application and investment amount.  The Fund will attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases, such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in its sole discretion.  If the Fund cannot do so, the Fund reserves the right to redeem your investment at the next NAV calculated after the Fund decides to close your account.  If your account is closed, you may be subject to a gain or loss on Fund shares. You will be subject to any related taxes and will not be able to recoup any redemption fees assessed, if applicable.  If the Fund has not yet received payment for the shares being sold, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

Policy on Prohibition of Foreign Shareholders.   Each Fund requires that all shareholders be U.S. persons or U.S. resident aliens with a valid TIN (or who can show proof of having applied for a TIN and commit to provide a valid TIN within 60 days) in order to open an account with the Fund.

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Investment Procedures.   The following table describes the procedures for investing in each Fund.

How to Open an Account		How to Add to Your Account
Through a Financial Intermediary		Through a Financial Intermediary
•	Contact your financial intermediary using the method that is most convenient for you.	•	Contact your financial intermediary using the method that is most convenient for you.
By Check		By Check
•	Call, write or e-mail the Fund or visit the Fund website for an account application.	•	Fill out an investment slip from a confirmation or write the Fund a letter.
•	Complete the application (and other required documents, if applicable).	•	Write your account number on your check.
•	Mail the Fund your original application (and other required documents, if applicable) and a check.	•	Mail the Fund the investment slip or your letter and the check.
By Wire		By Wire
•	Call, write or e-mail the Fund or visit the Fund website for an account application.	•	Instruct your U.S. financial institution to wire your money to the Fund.
•	Complete the application (and other required documents, if applicable).
•	Call the Fund to notify the transfer agent that you are faxing your completed application (and other required documents, if applicable). The transfer agent will assign you an account number.
•	Mail the Fund your original application (and other required documents, if applicable).
•	Instruct your U.S. financial institution to wire your money to the Fund.

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How to Open an Account		How to Add to Your Account
By ACH Payment		By ACH Payment
•	Call, write or e-mail the Fund or visit the Fund website for an account application.	•	Call to request a purchase by ACH payment.
•	Complete the application (and other required documents, if applicable).	•	The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution identified on your account application. ACH purchases are limited to $25,000 per day.
•	Call the Fund to notify the transfer agent that you are faxing your complete application (and other required documents, if applicable). The transfer agent will assign you an account number.
•	Mail the Fund your original application (and other required documents, if applicable).
•	The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution identified on your account application. ACH purchases are limited to $25,000 per day.

Systematic Investments.   You may establish a systematic investment plan to invest automatically a specific amount of money (up to $25,000 per day) into your account on a specified day and frequency not to exceed two investments per month.   Payments for systematic investments are automatically debited from your designated savings or checking account via ACH.   Systematic investments must be for at least $500 per occurrence.   If you wish to enroll in a systematic investment plan, complete the appropriate section on the account application.   Your signed account application must be received at least three business days prior to the initial transaction.   The Fund may terminate or modify this privilege at any time.   You may terminate your participation in a systematic investment plan by notifying the Fund at least two days in advance of the next withdrawal.

A systematic investment plan is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.   However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.   By continually investing the same amount, you will be purchasing more shares when the price is lower and fewer shares when the price is higher.   Please call (866) 233-3368 (toll free) for additional information regarding systematic investment plans.

Frequent Trading. Frequent trading by a Fund’s shareholders poses risks to other shareholders in the Fund, including (1) the dilution of the Fund’s NAV, (2) an increase in the Fund’s expenses, and (3) interference with the portfolio manager’s ability to execute efficient investment strategies. Because the Premier Growth Fund invests primarily in equity securities of domestic companies with with strong balance sheets and long-term growth characteristics and the Midcap Growth Fund invests primarily in equity securities of domestic midcap companies with strong balance sheets and long-term growth characteristics,

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the Adviser believes that the Fund s’ portfolios generally will not be attractive to frequent traders or susceptible to market timing.  In addition, the Midcap Growth Fund imposes a redemption fee of 2.00% on shares redeemed within 60 days of purchase.  This redemption fee serves to discourage frequent trading by investors and to offset transaction costs. For all of these reasons, the Board has adopted a policy of not monitoring for frequent purchases and redemptions of the Fund s’ shares.

Canceled or Failed Payments. Each Fund accepts checks and ACH payments at full value subject to collection.   If the Fund does not receive your payment for shares or you pay with a check or ACH payment that does not clear, your purchase will be canceled within two business days of notification from your bank that your funds did not clear.   You will be responsible for any actual losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement.   Each Fund and its agents have the right to reject or cancel any purchase due to non-payment.

Selling Shares

Redemption orders received in good order will be processed at the next calculated NAV.   The right of redemption may not be suspended, except for any period during which:  (1) the NYSE is closed (other than customary weekend and holiday closings) or the Securities and Exchange Commission (the “SEC”) determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or (3) the SEC has entered a suspension order permit for the protection of the shareholders of the Fund.

If the Fund has not yet collected payment for the shares being sold, it may delay sending redemption proceeds until such payment is collected, which may be up to 15 calendar days.

How to Sell Shares from Your Account
Through a Financial Intermediary
•	If you purchased shares through your financial intermediary, your redemption order must be placed through the same financial intermediary.
By Mail
•	Prepare a written request including:
	•	your name(s) and signature(s);
	•	your account number;
	•	the Fund name and class;
	•	the dollar amount or number of shares you want to sell;
	•	how and where to send the redemption proceed;
	•	a Medallion Signature Guarantee (if required); and
	•	other documentation (if required).
•	Mail the Fund your request and documentation.

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How to Sell Shares from Your Account
By Telephone
•	Call the Fund with your request, unless you declined telephone redemption privileges on your account application.
•	Provide the following information:
• your account number;
• exact name(s) in which the account is registered; and
• additional form of identification.
•	Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.
By Systematic Withdrawal
•	Complete the systematic withdrawal section of the application.
•	Attach a voided check to your application.
•	Mail the completed application to the Fund.
•	Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.

Wire Redemption Privileges.   You may redeem your shares with proceeds payable by wire unless you declined wire redemption privileges on your account application.   The minimum amount that may be redeemed by wire is $5,000.

Telephone Redemption Privileges.   You may redeem your shares by telephone, unless you declined telephone redemption privileges on your account application.   You may be responsible for an unauthorized telephone redemption order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

Systematic Withdrawals.   You may establish a systematic withdrawal plan to automatically redeem a specific amount of money or shares from your account on a specified day and frequency not to exceed one withdrawal per month.   Payments for systematic withdrawals are sent by check to your address of record, or if you so designate, to your bank account by ACH payment.   To establish a systematic withdrawal plan, complete the systematic withdrawal section of the account application.   The plan may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.   You may terminate your participation in a systematic withdrawal plan at any time by contacting the Fund sufficiently in advance of the next withdrawal.

A withdrawal under a systematic withdrawal plan involves a redemption of a Fund’s shares and may result in a gain or loss for federal income tax purposes.   Please call (866) 233-3368 (toll free) for additional information regarding systematic withdrawal plans.

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Signature Guarantee Requirements.   To protect you and the Funds against fraud, signatures on certain requests must have a Medallion Signature Guarantee.   A Medallion Signature Guarantee verifies the authenticity of your signature.   You may obtain a Medallion Signature Guarantee from most banking institutions or securities brokers but not from a notary public.   Written instructions signed by all registered shareholders with a Medallion Signature Guarantee for each shareholder are required for any of the following:

•	written requests to redeem $100,000 or more;
•	changes to a shareholder’s record name or account registration;
•	paying redemption proceeds from an account for which the address has changed within the last 30 days;
•	sending redemption and distribution proceeds to any person, address or financial institution account not on record;
•	sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account; and
•	adding or changing ACH or wire instructions, the telephone redemption or exchange option or any other election in connection with your account.

The transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions.

Redemption Fee. If you redeem your shares of the Midcap Growth Fund within 60 days of purchase, you will be charged a 2.00% redemption fee. The fee is charged for the benefit of the Fund’s remaining shareholders and will be paid to the relevant Fund to help offset transaction costs. To calculate the redemption fee (after first redeeming any shares associated with reinvested distributions), the Fund will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares in the account.

The following redemptions are exempt from application of the redemption fee if you request the exemption at the time the redemption request is made:

•	redemption of shares in a deceased shareholder’s account;
•	redemption of shares in an account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);
•	redemption of shares purchased through a dividend reinvestment program;
•	redemption of shares pursuant to a systematic withdrawal plan;
•	redemptions in a qualified retirement plan under section 401(a) of the Internal Revenue Code (“IRC”) or a plan operating consistent with Section 403(b) of the IRC; and
•	redemptions from share transfers, rollovers, re-registrations within the same fund or conversions from one share class to another within the Fund, if applicable.

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The Midcap Growth Fund may require appropriate documentation of eligibility for exemption from application of the redemption fee.

Certain financial intermediaries that collect a redemption fee on behalf of the Midcap Growth Fund may not recognize one or more of the exceptions to the redemption fee listed above.   Financial intermediaries may not be able to assess a redemption fee under certain circumstances due to operational limitations (i.e., on Midcap Growth Fund shares transferred to the financial intermediary and subsequently liquidated). Customers purchasing shares through a financial intermediary should contact the financial intermediary or refer to the customer’s account agreement or plan document for information about how the redemption fee is treated.   If a financial intermediary that maintains an account with the transfer agent for the benefit of its customers collects a redemption fee for the Midcap Growth Fund, no redemption fee will be charged directly to the financial intermediary’s account by the Midcap Growth Fund.

Small Account Balances.   If the value of your account falls below the minimum account balances in the following table, a Fund may ask you to increase your balance.   If after 60 days, the account value is still below the minimum balance, a Fund may close your account and send you the proceeds.   Each Fund will not close your account if it falls below these amounts solely as a result of Fund performance.

Minimum Account Balance	Minimum Account Balance
Standard Accounts	$2,500
Retirement Accounts	$2,500

Redemptions in   Kind.   Pursuant to an election filed with the SEC, each Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash.   If the Fund redeems shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities.   In addition, the shareholder will bear any brokerage and related costs in disposing of or selling the portfolio securities it receives from the Fund.   Please see the SAI for more details on redemptions in   kind.

Lost Accounts.   The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address.   When an account is lost, all distributions on the account will be reinvested in additional shares of the Fund.   In addition, the amount of any outstanding check (unpaid for six months or more) and checks that have been returned to the transfer agent may be reinvested at the current NAV, and the checks will be canceled.   However, checks will not be reinvested into accounts with a zero balance, but will be held in a different account. Any of your unclaimed property may be transferred to the state of your last known address if no activity occurs in your account within the time period specified by that state’s law.

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Exchanging Shares

You may exchange Fund shares for shares of other DF Dent Growth Funds. For a list of funds available for exchange, call the transfer agent . Be sure to confirm with the transfer agent that the fund into which you exchange is available for sale in your state. Funds available for exchange may not be available for purchase in your state. Because exchanges are a sale and purchase of shares, they may have tax consequences. Exchanges may also be subject to the Midcap Growth Fund’s redemption fee. See “Selling Shares – Redemption Fee.”

Requirements.   You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone exchange order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

How to Exchange
Through a Financial Intermediary
•	Contact your financial intermediary by the method that is most convenient for you.
By Mail
•	Prepare a written request including:
	•	your name(s) and signature(s);
	•	your account number;
	•	the name of each Fund you are exchanging;
	•	the dollar amount or number of shares you want to sell (and exchange);
	•	a Medallion Signature Guarantee (if required); and
	•	other documentation (if required).
•	Complete a new account application if you are requesting different shareholder privileges in the Fund into which you are exchanging.
•	Mail the Fund your request and documentation.
By Telephone
•	Call the Fund with your request, unless you declined telephone redemption privileges on your account application.
•	Provide the following information:
	•	your account number;
	•	exact name(s) in which the account is registered; and
	•	additional form of identification.

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Retirement Accounts

You may invest in shares of each Fund through an IRA, including traditional and Roth IRAs, also known as “Qualified Retirement Accounts.” Each Fund may also be appropriate for other retirement plans.   Before investing in an IRA or other retirement plan, you should consult your tax advisor.   Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is attributed.

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ADVISER RELATED PERFORMANCE

The performance information has been provided by Adviser and relates to the historical performance of all accounts managed by Adviser in its Mid Cap Composite (the “Composite”), the style used to manage the Midcap Growth Fund. The Midcap Growth Fund’s investment objectives, policies and restrictions are substantially similar to Composite’s investment objectives, policies and restrictions.

While Adviser is primarily responsible for the Midcap Growth Fund’s performance, the information presented does not represent the past performance of the Midcap Growth Fund. You should not consider these performance data as an indication of future performance of the Midcap Growth Fund.

The annual Composite presented is an asset-weighted standard deviation calculated for the accounts in the Composite the entire year. Cash balances and cash equivalents are included in the performance. All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees charged, brokerage commissions and execution costs paid by Adviser’s private accounts, without provision for Federal or state income taxes. Custodial fees, if any, were not included in the calculations.

The Midcap Growth Fund’s performance will be calculated using the method required by the SEC, which differs from the method used to calculate the performance of the private accounts. Certain private accounts are not subject to the same types of expenses or diversification requirements to which the Midcap Growth Fund is subject, specific tax restrictions and investment limitations imposed on the Midcap Growth Fund by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code of 1986, as amended. Consequently, the performance results for certain private accounts could have been adversely affected (i.e., lower) if the private accounts included in the composite had been regulated as investment companies under the Federal securities laws.

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The following chart and table show the variability of the annual returns of all of the Adviser’s accounts managed in the same or substantially similar style as the Midcap Growth Fund for the periods ended December 31, 2010. The Average Annual Return figures reflect performance net of all investment advisory fees and transaction costs.  D.F. Dent and  Company, Inc . has been independently verified by Ashland Partners & Company LLP for compliance with the Global Investment Performance Standards for the periods from July 1, 1994 through December 31, 2010. Additionally Ashland Partners & Company LLP has conducted a performance examination on the Mid Cap Composite for the period January 1, 1999 through December 31, 2010. The data are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Midcap Growth Fund. The data shown is net of investment advisory fees and transaction costs that were lower than the fees that the Midcap Growth Fund pays. Accordingly, the performance of the Midcap Growth Fund would have been lower than the Composite. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.

Calendar Year Returns
Years Ended December 31

Average Annual Returns as of December 31, 2010

Year(s)	Adviser’s Midcap Growth Strategy Composite	Russell Midcap Growth Index
1 Year	34.14%	26.38%
3 Years	2.21%	0.97%
5 Years	9.28%	4.88%
10 Years	9.47%	3.12%
Since Inception	10.68%	5.09%

(1)
The presentation above describes 7 accounts valued at $18 million, as of December 31, 2010. The Composite comprises all discretionary accounts that have substantially similar investment objectives, policies and restrictions. The Composite was created on December 31, 1998.

(2)	The Russell Midcap Growth Index is an unmanaged index measuring the performance of the mid-cap segment of the U.S. equity universe.

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OTHER INFORMATION

Distributions and Dividend Reinvestments

Each Fund declares distributions from net investment income and pays those distributions annually. Any net capital gain realized by a Fund will be distributed at least annually.

Most investors have their income dividends and capital gain distributions (each a “distribution”) reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate any choice, your distributions will be reinvested. Alternatively, you may choose to have your distributions of $10 or more sent directly to your bank account or paid to you by check. However, if a distribution is less than $10, your proceeds will be reinvested. If five or more of your distribution checks remain uncashed after 180 days, all subsequent distributions may be reinvested. For federal income tax purposes, distributions from non-qualified retirement accounts are treated the same whether they are received in cash or reinvested.

Taxes

Each Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.

Each Fund’s distributions of net investment income and net short-term capital gain are taxable to you as ordinary income. A Fund’s distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local income taxes. Some Fund distributions may also include a nontaxable return of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent they exceed your basis.

A portion of a Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum federal income tax of 15% (0% for individuals in lower tax brackets) through 2012. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met. A portion of the dividends paid by a Fund may be eligible for the dividends received deduction for corporate shareholders.

A distribution reduces the NAV of the Fund’s shares by the amount of the distribution. If you purchase shares prior to a distribution, you are taxed on the distribution even though the distribution represents a partial return of your investment.

The sale (redemption) of Fund shares is generally taxable for federal income tax purposes. You will recognize a gain or loss on the transaction equal to the difference, if any, between the amount of your net redemption proceeds and your tax basis in the Fund shares. The gain or loss will be capital gain or loss if

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you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the redemption.  Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net capital gain distributions with respect to those shares.

Each Fund will be required to withhold federal income tax at the rate of 28% on all distributions and redemption proceeds (regardless of the extent to which you realize gain or loss) otherwise payable to you (if you are an individual or certain other non-corporate shareholder) if you fail to provide the Fund with your correct TIN or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax, and any amounts withheld may be credited against your federal income tax liability once you provide the required information or certification.

After December 31 of each year, each Fund will mail you reports containing information about the income tax classification of distributions paid during the year. For further information about the tax effects of investing in a Fund, please see the SAI and consult your tax advisor.

Organization

The Trust is a Delaware statutory trust, and each Fund is a series thereof. The Funds do not expect to hold shareholders’ meetings unless required by federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders’ meetings unless a matter relates only to specific series (such as the approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

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FINANCIAL HIGHLIGHTS

Financial Highlights are not provided for the Midcap Growth Fund because the Midcap Growth Fund commenced operations after the period ended June 30, 2011 .

The Premier Growth Fund F inancial Highlights table is intended to help you understand the Premier Growth Fund’s financial performance for the past 5 years . Certain information reflects financial results for a single Premier Growth Fund share. The total returns in the Premier Growth Fund table represent the rate an investor would have earned (or lost) on an investment in the Premier Growth Fund, assuming the reinvestment of all dividends and distributions.

The information in the Premier Growth Fund table has been audited by BBD LLP, an independent registered public accounting firm, whose report, along with the Premier Growth Fund’s financial statements, are included in the annual report dated June 30, 2011, which is available upon request.

Premier Growth Fund

	For the Years Ended June 30,
	2011	2010	2009	2008	2007
NET ASSET VALUE, Beginning of Year	$13.05	$10.94	$16.20	$17.25	$15.11
INVESTMENT OPERATIONS
Net investment loss (a)	(0.04)	(0.04)	(0.03)	(0.05)	(0.04)
Net realized and unrealized gain (loss)	4.59	2.15	(4.96)	(0.76)	2.35
Total from Investment Operations	4.55	2.11	(4.99)	(0.81)	2.31
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	—	—	(0.27)	(0.24)	(0.17)
NET ASSET VALUE, End of Year	$17.60	$13.05	$10.94	$16.20	$17.25
TOTAL RETURN	34.87%	19.29%	(30.64)%	(4.88)%	15.42%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000's omitted)	$157,655	$123,605	$117,391	$243,183	$142,896
Ratios to Average Net Assets:
Net investment loss	(0.27)%	(0.29)%	(0.25)%	(0.31)%	(0.23)%
Net expense	1.10%	1.10%	1.10%	1.15%	1.20%
Gross expense (b)	1.25%	1.27%	1.26%	1.19%	1.36%
PORTFOLIO TURNOVER RATE	21%	8%	16%	21%	17%

(a)	Calculated based on average shares outstanding during the year.
(b)	Reflects the expense ratio excluding any waivers and/or reimbursements.

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DF DENT MIDCAP GROWTH FUND
(DFDMX)

DF DENT PREMIER GROWTH FUND
(DFDPX)

FOR MORE INFORMATION

Annual/Semi-Annual Reports
Additional information about the Funds’ investments is available in the Funds’ annual/semi-annual reports (when available) to shareholders.   In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (“SAI”)
The SAI provides more detailed information about the Funds and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund
You may obtain free copies of the annual/semi-annual reports (when available) and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

DF Dent Growth Funds
P.O. Box 588
Portland, Maine 04112
(866) 233-3368 (toll free)

The Funds’ Prospectus, SAI and annual/semi-annual reports (when available), and a description of the policies and procedures with respect to the disclosure of the Funds’ portfolio securities are available without charge on the Funds’ website at:   www.dfdent.com .

Securities and Exchange
  Commission Information
You may also review the Funds’ annual/semi-annual reports (when available), the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission (“ SEC ”). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You may obtain copies of this information, for a duplication fee, by e-mailing or writing to:
Public Reference Section
Securities and Exchange Commission
Washington, D. C. 20549-1520
e-mail:publicinfo@sec.gov

The Funds’ information, including copies of the annual/semi-annual reports (when available) and the SAI, is available on the SEC’s website at: www.sec.gov.

Distributor
Foreside Fund Services, LLC
www.foreside.com

Investment Company Act File No. 811-3023

221-PRU- 11 11

Statement of Additional Information
November 1, 2011

Investment Adviser:
D.F. Dent and Company, Inc.
2 East Read Street
Baltimore, Maryland 21202
www.dfdent.com

Account Information and Shareholder Services:
Attn: Transfer Agent
Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112
(866) 233-3368 (toll free)
DF DENT MIDCAP GROWTH FUND DFDMX DF DENT PREMIER GROWTH FUND DFDP X

This Statement of Additional Information (the “SAI”) supplements the Prospectus dated November 1, 2011, as it may be amended from time to time, offering shares of the DF Dent Midcap Growth Fund and DF Dent Premier Growth Fund ( each a “Fund and collectively, the “Fund s ”), a separate portfolio of Forum Funds, a registered, open-end management investment company (the “Trust”) .  This SAI is not a prospectus and should only be read in conjunction with the Prospectus.  You may obtain the Prospectus without charge by contacting Atlantic Fund Services (“Atlantic”) at the address or telephone number listed above.  This SAI is incorporated by reference into the Funds ’ Prospectus.  In other words, it is legally a part of the Prospectus.

Copies of the Annual Report may be obtained, when they are available, without charge and upon request, by contacting Atlantic at the address, telephone number or email address listed above.

Table of Contents

INVESTMENT POLICIES AND RISKS	3
A. Security Ratings Information	3
B. Equity Securities	3
C. Fixed-Income Securities	6
D. Forward Contracts	11
E. Options	11
F. Repurchase Agreements	12
G. Leverage Transactions	13
H. Illiquid and Restricted Securities	13
I. Investment Company Securities and Exchange Traded Fund ("ETFs”)	14
J. Non-Diversification	15
K. Temporary Defensive Position	15
L. Market Turbulence	15
INVESTMENT LIMITATIONS	16
BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS	18
A. Board of Trustees	18
B. Principal Officers of the Trust	21
C. Ownership of Securities of the Adviser and Related Companies	22
D. Information Concerning Trust Committees	22
E. Compensation of Trustees and Officers	23
F. Investment Adviser	23
G. Distributor	26
H. Other Fund Service Providers	26
PORTFOLIO TRANSACTIONS	28
A. How Securities are Purchased and Sold	28
B. Commissions Paid	28
C. Adviser Responsibility for Purchases and Sales and Choosing Broker-Dealers	29
D. Counterparty Risk	29
E. Transactions through Affiliates	29
F. Other Accounts of the Adviser	29
G. Portfolio Turnover	30
H. Securities of Regular Broker-Dealers	30
I. Portfolio Holdings	30
PURCHASE AND REDEMPTION INFORMATION	31
A. General Information	31

1

B. Additional Purchase Information	31
C. Additional Redemption Information	32
TAXATION	32
A. Qualification for Treatment as a Regulated Investment Company	33
B. Fund Distributions	33
C. Certain Tax Rules Applicable to Fund Transactions	34
D. Federal Excise Tax	36
E. Redemption of Shares	36
F. Backup Withholding	36
G. State and Local Taxes	37
H. Foreign Income Tax	37
OTHER MATTERS	37
A. The Trust and Its Shareholders	37
B. Fund Ownership	38
C. Limitations on Shareholders’ and Trustees’ Liablility	38
D. Proxy Voting Procedures	39
E. Code of Ethics	39
F. Registration Statement	39
G. Financial Statements	39
APPENDIX A – DESCRIPTION OF SECURITIES RATINGS	A-1
APPENDIX B - MISCELLANEOUS TABLES	B-1
APPENDIX C – PROXY VOTING PROCEDURES	C-1
APPENDIX D - ADVISER VOTING PROCEDURES	D-1

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INVESTMENT POLICIES AND RISKS

The DF Dent Midcap Growth Fund (the “Midcap Growth Fund”) is a nondiversified series of the Trust , a Delaware statutory trust.   The DF Dent Premier Growth Fund (the “Premier Growth Fund”) is a diversified series of the Trust. This section supplements, and should be read in conjunction with, the Funds’ Prospectus.  The following are descriptions of permitted investments and investment practices of the Fund s and the associated risks.   Each Fund will invest in any of the following instruments or engage in any of the following investment practices if such investment or practice is consistent with th at   Fund’s investment objective.  Please see the Prospectus for a discussion of each Fund’s investment objective, principal investment strategies and principal risks of investing in a Fund.

A. Security Ratings Information

Moody’s, S&P and other organizations provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of convertible securities is included in Appendix A to this SAI. The Fund s may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, D.F. Dent and Company, Inc., the Funds’ investment adviser (“D.F. Dent” or the “Adviser”) will determine whether the Fund should continue to hold the obligation. To the extent that a rating changes as a result of changes in an organization or its rating system, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. The rating of an issuer is a view of potential developments related to the issuer and may not necessarily reflect actual outcomes. An issuer’s current financial condition may be better or worse than a rating indicates.

The Funds’ investments in fixed - income, preferred and convertible securities are subject to credit risk relating to the financial condition of the issuers of the securities that a Fund holds. To limit credit risk, the Fund s may only invest in convertible securities that are considered investment grade. Investment grade securities are rated in the top four long-term rating categories or the two highest short-term rating categories or are unrated and determined by the Adviser to be of comparable quality. The Fund s may purchase unrated convertible securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund s may purchase. Unrated securities may not be as actively traded as rated securities.

The lowest ratings that are investment grade for corporate bonds, including convertible bonds, are “Baa” in the case of Moody’s and “BBB” in the case of S&P and Fitch; for preferred stock the lowest ratings are “Baa” in the case of Moody’s and “BBB” in the case of S&P. Each Fund may invest up to 5% of its total assets in non-investment grade debt securities. Non-investment grade debt securities (commonly known as “junk bonds”) have significant speculative characteristics and generally involve greater volatility of price than investment grade securities. Unrated securities may not be as actively traded as rated securities. Each may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of a Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

B. Equity Securities

1. General

Common and Preferred Stock. Each Fund may invest in common and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s common stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends or the recovery of investment should a company be liquidated, or both, although preferred stock is usually junior to the debt

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securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

Convertible Securities. Each Fund may invest in convertible securities. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than the underlying common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying common stocks since they have fixed - income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Warrants and Rights. Each Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Each Fund will limit its purchases of warrants to not more than 10% of the value of its total assets. Each Fund may also invest up to 10% of its total assets in stock rights. A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time.

American Depositary Receipts. Each Fund may invest in depositary receipts, including sponsored and unsponsored American Depositary Receipts (“ADRs”). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company and are designed for use in U.S. securities markets. The Fund s may invest in ADRs in order to obtain exposure to foreign securities markets.

Real Estate Investment Trusts. Each Fund may invest in Real Estate Investment Trusts (“REIT”).  REITs are companies that (1) own, manage, or lease commercial real estate; (2) invest in loans for real estate development or securities backed by real estate (i.e., mortgage-backed securities); or (3) finance loans for real estate development. A REIT does not pay Federal income tax on income it generates or earns if certain requirements are satisfied including (1) the REIT invests at least 75% of its total assets in real property and (2) the REIT distributes at least 90% of its income as a dividend to shareholders.

Foreign Securities. Each Fund may invest in foreign securities, which may be denominated in foreign currencies. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers.

2. Risks

Common and Preferred Stock. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed - income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in a Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

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Convertible Securities. Investment in convertible securities generally entails less risk than an investment in the issuer’s common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed -   income security.

Warrants and Rights. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

Depositary Receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depository of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Real Estate Investment Trust. Investments in REITs involve certain risks including real estate risk, diversification risk, interest rate/prepayment risk, and credit risk. Specifically, changes in the real estate market may affect the value of the real estate in which a REIT directly or indirectly invests and, thus, the profitability of the REIT. Additionally, a REIT’s portfolio may not be diversified to include a variety of investment property types or properties located in a variety of geographical regions. Accordingly, economic changes may have a greater effect on a REIT’s profitability than on an alternative investment that invests in a number of different types of investments and issues located in a variety of geographical locations. A change in interest rates may also affect the value of the real estate in which a REIT directly or indirectly invests. Specifically, an increase in interest rates may cause the value of a REIT’s investment in real estate loans or securities backed by real estate to decline. Alternatively, a decline in interest rates may affect a REIT’s yield if the loans or real estate related securities in which the REIT invests are prepaid requiring the REIT to invest in loans or real estate related securities with lower yields. Finally, with respect to a REIT’s financing of real estate loans and investment in loans or other real estate backed securities, there is the risk that the debtor on a loan or the issuer of the real estate backed security will be unable to make timely payments of interest or principal or to otherwise honor its obligations.

Foreign Securities. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of a Fund’s assets.

In addition, interest and dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the U.S. Foreign accounting, auditing and financial reporting standards differ from those in the U.S. and, therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by a Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the U.S., many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and each Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after a Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate

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declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

C. Fixed - Income Securities

1. General

U.S. Government Securities. Each Fund may invest in U.S. Government Securities.  U.S. Government Securities include:  (1) U.S. Treasury obligations (which differ only in their interest rates and maturities), (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government (such as securities issued by the Federal Housing Administration (“FHA”), Government National Mortgage Association (“GNMA”), the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the FHA and the Small Business Administration) and (3) securities that are guaranteed by agencies or instrumentalities of the U.S. Government but are not backed by the full faith and credit of the U.S. Government (such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) or the Federal Home Loan Banks).  These U.S. Government-sponsored entities, which although chartered and sponsored by Congress, are not guaranteed nor insured by the U.S. Government.  They are supported by the credit of the issuing agency, instrumentality or corporation.  The range of maturities of U.S. Government Securities is usually three months to thirty years.  In general, the U.S. Government Securities tend to carry more interest rate risk than corporate bonds with similar maturities.

In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac had been placed in conservatorship.  Since that time, Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage backed securities (“MBS”).  The FHFA and the U.S. Treasury (through its agreement to purchase Freddie Mac and Fannie Mae preferred stock) have imposed strict limits on the size of their mortgage portfolios.  While the MBS purchase programs ended in 2010, the U.S. Treasury continues its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012.  While the U.S. Treasury is committed to offset negative equity at Freddie Mac and Fannie Mae through its preferred stock purchases through 2012, no assurance can be given that any Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that Freddie Mac and Fannie Mae will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue beyond that date.

In addition, the problems faced by Fannie Mae and Freddie Mac, resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans.  The Obama Administration produced a report to Congress on February 11, 2011, outlining a proposal to wind down Fannie Mae and Freddie Mac by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio.  Serious discussions among policymakers continue, however, as to whether Freddie Mac and Fannie Mae should be nationalized, privatized, restructured, or eliminated altogether.  Fannie Mae and Freddie Mac also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities.  Importantly, the future of Freddie Mac and Fannie Mae is in serious question as the U.S. Government considers multiple options.

Each Fund may also invest in separated or divided U.S. Government Securities.  These instruments represent a single interest, or principal, payment on a U.S. Government Security that has been separated from all the other interest payments as well as the security itself.  When the Fund purchases such an instrument, it purchases the right to receive a single payment of a set sum at a known date in the future.  The interest rate on such an instrument is determined by the price the Fund pays for the instrument when it purchases the instrument at a discount under what the instrument entitles the Fund to receive when the instrument matures.  The amount of the discount the Fund will receive will depend upon the length of time to maturity of the separated U.S. Government Security and prevailing market interest rates when the separated U.S. Government Security is purchased.  Separated U.S. Government Securities can be considered zero coupon investments because no payment is made to the Fund until maturity.  The market values

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of these securities are much more susceptible to change in market interest rates than income-producing securities.  These securities are purchased with original issue discount and such discount is includable as gross income to a Fund shareholder over the life of the security.

Each Fund may also purchase certificates not issued by the U.S. Department of the Treasury, which evidence ownership of future interest, principal or interest and principal payments on obligations issued by the U.S. Department of the Treasury.  The actual U.S. Treasury securities will be held by a custodian on behalf of the certificate holder.  These certificates are purchased with original issue discount and are subject to greater fluctuations in market value, based upon changes in market interest rates, than income-producing securities.

Corporate Debt Obligations. Each Fund may invest in corporate debt obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. Each Fund may also invest in corporate debt securities registered and sold in the U.S. by foreign issuers (Yankee bonds) and those sold outside the U.S. by foreign or U.S. issuers (Eurobonds).

Mortgage-Backed Securities. Each Fund may invest in mortgage-backed securities. Mortgage-backed securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders. Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, each Fund may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage poolers apply qualification standards to lending institutions, which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies. Mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-backed securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-backed security. Although mortgage- backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities’ effective maturities.

Privately Issued Mortgage-Backed Securities.   Each Fund may invest in privately issued mortgage-backed securities.  Mortgage-backed securities offered by private issuers include pass-through securities consisting of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-backed securities issued by GNMA, Fannie Mae or Freddie Mac by pools of conventional mortgages of multi-family or of commercial mortgage loans.

Privately-issued mortgage-backed securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities guarantee or provide insurance for timely payment of interest and principal on the securities. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

Stripped Mortgage-Backed Securities. Each Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are multi-class mortgage-backed securities that are created by separating the securities

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into their principal and interest components and selling each piece separately. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions in a pool of mortgage assets.

Collateralized Obligations. Each Fund may invest in collateralized mortgage obligations (“CMOs”) that are collateralized by mortgage-backed securities issued by GNMA, Fannie Mae or Freddie Mac (“Mortgage Assets”). CMOs are multiple-class debt obligations.  Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as “tranches”) of CMOs have priority over other classes with respect to the receipt of mortgage prepayments.  Each tranch is issued at a specific or floating coupon rate and has a stated maturity or final distribution date.  Interest is paid or accrues in all tranches on a monthly, quarterly or semi-annual basis.  Payments of principal and interest on Mortgage Assets are commonly applied to the tranches in the order of their respective maturities or final distribution dates, so that generally, no payment of principal will be made on any tranch until all other tranches with earlier stated maturity or distribution dates have been paid in full.   The Fund also may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A   transactions. In addition to the normal risks associated with fixed-income securities discussed elsewhere in the SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (1) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the Fund may invest in CDOs that are subordinate to other classes; and (4) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Asset-backed Securities. Each Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage- backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset- backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Repayments relating to the assets underlying the asset-backed securities depend largely on the cash flows generated by such assets. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancements associated with the securities. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and over collateralization. Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, although often, to a greater extent.

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Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet certain quality criteria. All variable amount master demand notes acquired by a Fund will be payable within a prescribed notice period not to exceed seven days.

Non-U.S. Dollar Denominated Securities. Each Fund may invest in non-U.S. dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

High-Yield or "Junk" Bonds. Junk bonds are debt securities that are rated below investment grade by a nationally recognized statistical rating organization or are the equivalent. The Fund s define high-yield bonds to include: bank loans, fixed, variable floating rate and deferred interest debt obligations; mortgage-backed and asset-backed debt obligations provided they are rated below investment grade or the equivalent .

2. Risks

General Risks. The market value of the interest-bearing debt securities held by a Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All debt securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities. As a result, an investment in a Fund is subject to risk even if all debt securities in a Fund’s investment portfolio are paid in full at maturity. In addition, certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity.

Yields on debt securities are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Under normal conditions, debt securities with longer maturities tend to offer higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. Bankruptcy, litigation or other conditions may impair an issuers’ ability to pay, when due, the principal of and interest on its debt securities.

Credit Risk. The Funds ’ investment s in a debt securit ies are subject to the credit risk relating to the financial condition of the issuer of the debt security.

Mortgage-Backed Securities. The value of mortgage-backed securities may be significantly affected by changes in interest rates, the markets’ perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize mortgage-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some mortgage-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-backed securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-backed securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-backed security will influence the yield of that security, affecting a

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Fund’s yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, a   Fund’s yield will correspondingly decline.

Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other debt securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-backed securities, reducing their sensitivity to changes in market interest rates. To the extent that a Fund purchases mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to an unamortized premium.

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-backed securities may contain elements of credit enhancement, consisting of either (1) liquidity protection or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral.

This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. The Fund will not pay any additional fees for credit enhancements for mortgage-backed securities, although the credit enhancement may increase the costs of the mortgage-backed securities.

Asset-Backed Securities. Like mortgages-backed securities, the collateral underlying asset-backed securities are subject to prepayment, which may reduce the overall return to holders of asset-backed securities. Asset-backed securities present certain additional and unique risks. Primarily, these securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market’s ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

Junk Bonds. Securities rated below investment grade, i.e. Ba or BB and lower, are subject to greater risk of loss of principal and interest than higher rated securities and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal, which may in any case decline during sustained periods of deteriorating economic conditions or rising interest rates. They are also generally considered to be subject to greater market risk than higher rated securities in times of deteriorating economic conditions. In addition, lower rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities, although the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher rated securities.

The market for lower rated securities may be thinner and less active than that for higher rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower rated securities, the portfolio may experience difficulty in valuing such securities and, in turn, the Portfolio's assets. In addition, adverse publicity and investor perceptions about lower rated securities, whether or not based on fundamental analysis, may tend to decrease the market value and liquidity of such lower rated securities.

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D. Forward Contracts

General. Each Fund may conduct foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be “derivatives”   —   financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, each Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. Each Fund does not intend to enter into forward contracts on a regular or continuing basis. Each Fund will not have more than 10 % of its total assets committed to forward contracts or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the p ortfolio’s investment securities or other assets denominated in that currency. If a Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. Each Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

Risks. Foreign currency transactions involve certain costs and risks. A Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short- term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for a Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to a Fund.

E. Options

1. General

Options. Each Fund may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities. Options purchased or written by a Fund must be traded on an exchange or over-the-counter. Options are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, exchanges on which options are traded, or by the U.S. Commodity Futures Trading Commission (“CFTC”). Each Fund may purchase or write put and call options to: (1) enhance the Fund’s performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Currently, the Fund s ha ve no intention of investing in options for purposes other than hedging. No assurance can be given that any hedging or income strategy will achieve its intended result.

Segregated Assets. T he Adviser , to the extent required by applicable rules or guidelines, will designate and maintain, in a segregated account, or on the books and records of the each Fund, cash and liquid securities. The value of these assets, as marked to market daily, will be at least equal to each Fund’s commitments under these transactions.

Options on Securities. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying

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security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

Options on Stock Indices. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

Options on Futures. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

The Trust, on behalf of the Funds, has filed a notice with the National Futures Association claiming exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and therefore the Funds are not subject to registration or regulation as a commodity pool operator under that Act.

Options on Foreign Currency. Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, a Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

2. Risks

There are certain investment risks associated with options transactions. These risks include: (1) dependence on the Adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which a Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund’s ability to limit exposures by closing its positions. The potential loss to a Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. Each Fund’s activities in options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce a Fund’s yield.

F. Repurchase Agreements

General. Each Fund may enter into repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security.

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During the term of a repurchase agreement,  a Fund’s custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Fund to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

Risks. Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Fund may have difficulties in exercising its rights to the underlying securities. A Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security or currency purchased or lent by a Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. Each Fund will only enter a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.

G. Leverage Transactions

1. Borrowing

General.   Each Fund may not borrow money if, as a result, outstanding borrowings would exceed 33 1/3% of total assets.  In addition, each Fund may not purchase or acquire any security when total borrowings exceed 5% of its total assets.

2. When-Issued Securities

General. Each Fund may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

Risks. At the time a Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables a Fund to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Fund’s asset value per unit. Failure by a counterparty to deliver a security purchased by a Fund on a when-issued or delayed-delivery basis may result in a loss to the Fund or a missed opportunity to make an alternative investment.

3. Short Sales

General. In a standard short sale, the Midcap Growth Fund borrows a security from a broker, sells it and maintains the proceeds of the transaction in its brokerage account; t he broker charges the Midcap Growth Fund interest during the period over which the security is on loan to the Midcap Growth Fund   and the Midcap Growth Fund closes out the short sale by purchasing the security in the open market at market price.

Risks. If the proceeds received by the Midcap Growth Fund from the short sale (less interest charges) were to exceed the amount paid for the security in the open market, the Midcap Growth Fund would experience a gain on the transaction. If the proceeds received from the short sale (less interest charges) were less than the amount paid for the security in the open market, the Midcap Growth Fund would incur a loss on the transaction.

H. Illiquid and Restricted Securities

Each Fund may not invest more than 15% of its net assets in illiquid and restricted securities.  The Premier Growth Fund has a non-fundamental limitation pursuant to which it may not invest more than 15% of its net assets in illiquid securities.  The term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.   Illiquid securities

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include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) except as otherwise determined by the Adviser, securities that are illiquid by virtue of restrictions on the sale of such securities to the public without registration under the Securities Act of 1933, as amended, including the rules and regulations as promulgated thereunder  (“1933 Act”)  (each, sometimes called Restricted Securities).

A liquid market exists for certain Restricted Securities and the Adviser, pursuant to policies approved by the Board, may determine that certain Restricted Securities are not illiquid.

Risks. Limitations on resale may have an adverse effect on the marketability of a Restricted S ecurity and a Fund also might have to register a R estricted S ecurity in order to dispose of it, resulting in expense and delay.  A Fund might not be able to dispose of R estricted S ecurities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests.  There can be no assurance that a liquid market will exist for any Restricted S ecurity at any particular time.  Any security, including securities determined by the Adviser to be liquid, can become illiquid.

Rule 144A Securities Risk.   Rule 144A s ecurities   may be less liquid investments than registered securities because such securities may not be readily marketable in broad public markets.  A Rule 144A security carries the risk that a Fund may not be able to sell the security when the portfolio manager considers it desirable to do so or that a Fund may have to sell the security at a lower price than that which would be available if the security were more liquid. In addition, transaction costs may be higher for 144A securities than for more liquid securities. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop.

Determination of Liquidity. The Board of Trustees of the Trust (the “Board”) has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of broker- dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are liquid.

I. Investment Company Securities and Exchange Traded Fund (“ETFs”)

1. Open-End and Closed-End Investment Companies and ETFs

General. Each Fund may invest in shares of open-end and closed-end investment companies, consistent with the Fund’s investment objectives and strategies. Each Fund may also invest in money market mutual funds, pending investment of cash balances. The Fund will limit its investment in the securities of other investment companies to the extent permitted by the 1940 Act, as amended (the “1940 Act”). Each Fund’s investment in other investment companies may include money market mutual funds.

Each Fund may invest in ETFs (which may, in turn, invest in equities, bonds, and other financial vehicles). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF typically holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs®, streetTRACKS®, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM (“QQQsSM”) iShares® and VIPERs®. Each Fund may purchase an ETF to gain exposure to a portion of the U.S. or foreign market.

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Each Fund may also invest in exchange-traded notes (“ETNs”), which are similar to ETFs in that they may be designed to provide returns that track an index; ETNs are different from ETFs, however, in one important respect. ETNs are not secured by an underlying pool of assets, but rather are notes (or debt securities) secured only by the ability of the issuer to pay.

Risks. Each Fund , as a shareholder of another investment company (including any ETF) , will bear its pro-rata portion of the other investment company’s fees and expenses, in addition to its own fees and expenses. In addition, it will be exposed to the investment risks associated with the other investment company, which generally reflect the risks of the underlying securities. To the extent that a Fund invests in open-end or closed-end companies that invest primarily in the common stock of companies located outside the U.S., it may be subject to the risks related to foreign securities set forth in the section entitled “Investment Policies and Risks – Foreign Securities” above.

As a shareholder, each Fund must rely on the investment company to achieve its investment objective. If the investment company or another investment company fails to achieve its investment objective, the value of a Fund's investment will decline, adversely affecting the Fund’s performance.

Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund and lack of liquidity in an ETF could result in its market price being more volatile than the underlying portfolio of securities. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium to the ETF’s NAV. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, adversely affecting a Fund's performance. Further, as debt securities of an issuer, ETN shares are subject to the same risks described for “Corporate Debt Obligations” above.

2. Core and Gateway®

Each Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to a Fund’s shareholders. The Board will not convert a Fund to a Core and Gateway structure without notice to the shareholders. The Board may authorize future investments in other securities not listed in the SAI.

J. Non-Diversification

The Midcap Growth Fund is non-diversified and, therefore, may invest in a limited number of issuers. Investing in a limited number of issuers may cause the Midcap Growth Fund to be more volatile and increase the risk of investing in the Midcap Growth Fund.

K. Temporary Defensive Position

Each Fund may invest in prime quality money market instruments, pending investment of cash balances. Each Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories or, if not rated, determined by the Adviser to be of comparable quality. Appendix A summarizes the short-term ratings of several organizations that rate issuers, including Moody’s and S&P.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which each Fund may invest include short-term U.S. Government Securities, commercial paper, bankers’ acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which each Fund may invest and money market mutual funds.

L. Market Turbulence

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money.  Turbulence in the financial sector may result in an unusually high degree of volatility in the financial markets.  Both domestic and foreign equity markets have experienced significant volatility and turmoil, with issuers that have exposure to the real

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estate, mortgage and credit markets particularly affected.  It is uncertain whether or for how long these conditions could occur.

Reduced liquidity in credit and fixed - income markets may adversely affect many issuers worldwide.  This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples.  It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices.  These events and possible market turbulence may have an adverse effect on the Fund s .

INVESTMENT LIMITATIONS

The Trust, on behalf of the Fund s , has adopted the following fundamental investment policies that may not be changed without the affirmative vote of a majority of the outstanding voting securities of each Fund, as defined by the 1940 Act.  As defined by the 1940 Act, a “vote of a majority of the outstanding voting securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

The Midcap Growth Fund’s investment objective is a non-fundamental policy and may be changed by the Board without shareholder approval.

The Premier Growth Fund’s investment objective is a fundamental policy and may not be changed by the Board without shareholder approval.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions.  If at any time the Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced within three days (excluding Sundays and holidays) to the extent necessary to comply with the limitation.

A. Fundamental Limitations

The Funds have adopted the following investment limitations that cannot be changed by the Board without shareholder approval. Each Fund may not:

1. Borrowing

Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund’s total assets.

2. Concentration

The Midcap Growth Fund may not p urchase a security if, as a result, more than 25% of the Midcap Growth Fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities or in repurchase agreements covering U.S. Government Securities; or (2) investments in issuers domiciled in a single jurisdiction.

The Premier Growth Fund may not purchase a security if, as a result, more than 25% of the Premier Growth Fund‘s total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States (“municipal securities”) or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the

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1940 Act, the Premier Growth Fund may invest in one or more investment companies provided that the Premier Growth Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3. Underwriting Activities

Underwrite securities issued by other persons except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter.

4. Making Loans

Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

5. Purchases and Sales of Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

6. Purchases and Sales of Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

7. Issuance of Senior Securities

Issue any senior security (as defined in the 1940 Act), except that: (1) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (2) the Fund may acquire securities to the extent otherwise permitted by its investment policies, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (3) subject to the restrictions set forth above, the Fund may borrow money as authorized by the 1940 Act.

8. Diversification

The Premier Growth Fund may not:

With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) more than 5% of the Premier Growth Fund’s total assets would be invested in the securities of a single issuer; or (2) the Premier Growth Fund would own more than 10% of the outstanding voting securities of a single issuer.

B. Non-Fundamental Limitations

The Premier Growth Fund has adopted the following non-fundamental investment limitations that may be changed by the Board without shareholder approval. The Premier Growth Fund may not:

1. Borrowing

Purchase or otherwise acquire any security if the total of borrowings would exceed 5% of the value of its total assets.

2. Investments in Other Investment Companies

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

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3. Short   Sales

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales “against the box”), and provided that options transactions are not deemed to constitute selling securities short.

4. Illiquid Securities

Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) restricted securities that are not readily marketable. The Premier Growth Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

5. Purchases on Margin

Purchase securities on margin, except that the Premier Growth Fund may use short-term credit for the clearance of the Premier Growth Fund’s transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

6. Exercise Control of Issuers

Make investments for the purpose of exercising control of an issuer. Investments by the Premier Growth Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS

A. Board of Trustees

The Trust is governed by its Board of Trustees.  The Board is responsible for and oversees the overall management and operations of the Trust and the Fund s , which includes the general oversight and review of the Funds ’ investment activities, in accordance with federal law, Delaware law and the stated policies of the Fund s .  The Board oversees the Trust’s officers and service providers, including the Adviser, who is responsible for the management of the day-to-day operations of the Fund s based on policies and agreements reviewed and approved by the Board.  In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers and the Trust’s Chief Compliance Officer (“CCO”).  The Board also is assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel and other experts as appropriate, all of whom are selected by the Board.

Board Structure and Related Matters. Trustees who are not interested persons of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”), constitute at least two-thirds of the Board members.  J. Michael Parish, an Independent Trustee, serves as Independent Chair of the Board.  The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Independent Trustees; and serving as a liaison with other trustees, the Trust’s officers, other management personnel and counsel to the Fund s .  The Independent Chair shall perform such other duties as the Board may from time to time determine.

The trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee.  The Board has established four standing committees: the Audit Committee, the Nominating Committee, the Valuation Committee and the Qualified Legal Compliance Committee.  The members and responsibilities of each Board committee are summarized on page s 2 2 and 23 .

The Board periodically evaluates its structure and composition as well as various aspects of its operations.  The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Fund s , the number of funds overseen by the

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Board, the arrangements for the conduct of the Funds ’ operations, the number of trustees, and the Board’s responsibilities.  On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each if its committees, the trustees are able to oversee effectively the number of funds in the complex.

The Board holds four regularly scheduled in-person meetings and schedules four telephonic meetings each year.  The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.  The Independent Trustees also hold at least one in-person meeting each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information.  Each Trustee serves until his or her death, resignation or removal and replacement.  The address for all Trustees is c/o Atlantic Fund Administration, LLC, Three Canal Plaza, Suite 600, Portland, Maine, 04101.  John Y. Keffer is considered an interested trustee due to his affiliation with Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services).

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Series of Trust Overseen By Trustee	Other Directorships Held by Trustee
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 1989 (Chairman since 2004)	Retired since 2003.	23	0
Costas Azariadis Born: 1943	Trustee; Chairman, Valuation Committee	Since 1989	Professor of Economics, Washington University since 2006; Professor of Economics, University of California-Los Angeles 1992-2006.	23	0
James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small- and medium-sized businesses in New England) since 1991.	23	0
David Tucker Born: 1958	Trustee	Since 2011	Director, Blue Sky Experience, Kansas City Mo. since 2008, Senior Vice President & General Counsel, American Century Companies 1998-2008.	23	0

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Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Series of Trust Overseen By Trustee	Other Directorships Held by Trustee
Interested Trustee
John Y. Keffer1 Born: 1942	Trustee; Vice Chairman	Since 1989	Chairman, Atlantic since 2008; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.	23	Director, Wintergreen Fund, Inc.

1 Atlantic is a subsidiary of Forum Holdings Corp. I , a Delaware corporation that is wholly owned by Mr. Keffer.

In addition to the information set forth in the table above, each trustee possesses other relevant qualifications, experience, attributes or skills.  The following provides additional information about these qualifications and experience.

J. Michael Parish:  Mr. Parish has experience as a business attorney and long-time member of a law firm; service on the board of the foundation Hackensack Riverkeeper, Inc., and a private university; and multiple years of service as a trustee and as Independent Chair. Mr. Parish also served as a trustee of Monarch Funds, a Massachusetts business trust and open-end management investment company, from 2003 to 2009.

Costas Azariadis:  Mr. Azariadis has extensive experience with finance and economics, having served as a professor of economics at various top universities and a member of the various committees of the governing body of universities; and multiple years of service as a trustee. Mr. Azariadis also served as a trustee of Monarch Funds from 2003 to 2009.

James C. Cheng:  Mr. Cheng has organizational experience as chairman and chief executive officer of a private marketing company; experience as a co-founder of an information technology firm; experience as a consultant; and multiple years of service as a trustee. Mr. Cheng also served as a trustee of Monarch Funds from 2003 to 2009.

David Tucker: Mr. Tucker has extensive experience in the investment management industry, including experience in senior management, legal and compliance roles at two large mutual fund complexes; service on various committees of the Investment Company Institute ("ICI"); and director of ICI Mutual (a mutual insurance company sponsored by the investment company industry), including service as chairman of the underwriting, risk and fraud committees of ICI Mutual's board of directors. Mr. Tucker also serves as a director of two charitable organizations in the metropolitan Kansas City area.

John Y. Keffer:  Mr. Keffer has extensive experience in the investment management industry, including organizational experience as chairman and chief executive officer of a fund service provider; and multiple years of service as a trustee. Mr. Keffer also served as a trustee of Monarch Funds from 2003 to 2009 and continues to serve as an independent director of Wintergreen Fund, Inc., another open-end management investment company.

Risk Oversight. Consistent with its responsibility for oversight of the Trust and the Fund s , the Board oversees the management of risks relating to the administration and operation of the Trust and the Fund s .  The Adviser, as part of its responsibilities for the day-to-day operations of the Fund s , is responsible for day-to-day risk management.  The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Fund s .  The Board performs this risk management oversight directly and, as to certain matters, through its

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committees (described above) and through the Independent Trustees.  The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Fund s .

In general, the Funds ’ risks include, among others, investment risk, valuation risk, compliance risk and operational risk.  The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Fund.  In addition, under the general oversight of the Board, the Adviser and other service providers have themselves adopted a variety of policies, procedures and controls designed to address particular risks.  Different processes, procedures and controls are employed with respect to different types of risks.  Further, the Adviser oversees and regularly monitors the investments, operations and compliance of the Funds ’ investments.

The Board also oversees risk management for the Trust and the Fund s through review of regular reports, presentations and other information from officers of the Trust and other persons.  Senior officers of the Trust, senior officers of the Adviser and the Trust’s CCO regularly report to the Board on a range of matters, including those relating to risk management.  In this regard, the Board periodically receives reports regarding other service providers to the Trust, either directly or through the CCO.  On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Funds ’ compliance program.  Further, at least annually, the Board receives a report from the CCO regarding the effectiveness of the Funds ’ compliance program.

The Board also regularly receives reports from the Adviser with respect to the investments and securities trading of the Funds .  For example, typically, the Board receives reports, presentations and other information from the Adviser on at least an annual basis in connection with the Board’s consideration of the renewal of the Fund s ’ Advisory A greement with the Adviser.  Also, if applicable, the Board receives reports from the Adviser and other service providers in connection with the Board’s consideration of the renewal of any distribution plan of the Fund s under Rule 12b-1 under the 1940 Act.  Senior officers of the Trust and senior officers of the Adviser also report regularly to the Valuation and Audit Committees on valuation matters, internal controls and accounting and financial reporting policies and practices.  In addition, the Audit Committee receives regular reports from the Trust’s independent auditors on internal control and financial reporting matters.

Trustee Ownership in the Fund s and Other Series of the Trust.

Trustees	Dollar Range of Beneficial Ownership in each Fund as of December 31, 2010		Aggregate Dollar Range of Ownership as of December 31, 2010 in all Registered Investment Companies Overseen by Trustee in the Trust
	Midcap Growth Fund 2	Premier Growth Fund
Independent Trustees
J. Michael Parish	None	$50,001-$100,000	Over $100,000
Costas Azariadis	None	None	None
James C. Cheng	None	None	None
David Tucker	None	None	None
Interested Trustee
John Y. Keffer	None	None	$10,001-$50,000

2The Midcap Growth Fund commenced operations on July 1, 2011 . Accordingly, no trustee own ed shares of the Midcap Growth Fund as of December 31, 2010.

B. Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business.  As of the date of this SAI, the officers of the Trust, their year of birth, their business address and their principal occupations during the past five years are as set forth below.  Unless otherwise indicated, the address of each officer is c/o Atlantic Fund Services, Three Canal Plaza, Suite 600, Portland, Maine 04101.

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Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Stacey E. Hong Born: 1966	President; Principal Executive Officer	Since 2008	President, Atlantic since 2008; Director, Consulting Services, Foreside Fund Services, 2007.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Manager, Atlantic since 2008; Section Manager/Vice President, Enterprise Support Services, Citigroup, 2003-2008.
David Faherty Born: 1970	Vice President	Since 2009	Senior Counsel, Atlantic since 2009; Vice President, Citi Fund Services Ohio, Inc., 2007-2009; Associate Counsel, Investors Bank & Trust Co., 2006-2007.
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Manager, Atlantic since 2008; Vice President, Citigroup, 2003-2008.
Joshua LaPan Born: 1973	Vice President	Since 2009	Manager, Atlantic since 2008; Vice President, Citigroup, 2003-2008.
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Atlantic since 2008; Vice President, Citigroup, 2005-2008.
Lina Bhatnagar Born: 1971	Secretary	Since 2008	Senior Administration Specialist, Atlantic since 2008; Regulatory Administration Specialist, Citigroup, 2006-2008.

C. Ownership of Securities of the Adviser and Related Companies

As of December 31, 2010, no Independent Trustee (or any of his immediate family members) owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

D. Information Concerning Trust Committees

Audit Committee.  The Trust’s Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng , Tucker and Parish, constituting all of the Independent Trustees.  Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust.  It is directly responsible for the appointment, termination, compensation and oversight of work of the independent auditors to the Trust.  In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged and reviews the Trust’s internal accounting procedures and controls.   During the fiscal year ended June 30, 2011, the Audit Committee met four times.

Nominating Committee.  The Trust’s Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Tucker and Parish, constituting all of the Independent Trustees.  Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all trustees and committee members, and presenting these nominations to the Board.  The Nominating Committee will not consider any nominees for trustee recommended by security holders.   During the fiscal year ended June 30, 2011, the Nominating Committee did not meet.

Valuation Committee.  The Trust’s Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, Tucker or Parish, the President or the Treasurer, a representative of Atlantic in its capacity as the Fund Accountant (“Fund Accountant”) and, if needed, a portfolio manager or a senior representative of the

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investment advisers to the Trust series holding securities that require fair valuation.   Pursuant to the Trust’s Pricing and Valuation Procedures, the Valuation Committee oversees the pricing of the Funds’ shares and the activities of the Fund Accountant and the Adviser in connection with the valuation of the Funds’ portfolio securities; selects from time to time, subject to approval by the Board, independent pricing services to provide a market value or fair value of any portfolio security approved by the Board; makes and monitors fair value determinations pursuant to these Procedures; and carries out any other supervisory functions delegated to it by the Board relating to the valuation of the Fund s’ portfolio securities. During the fiscal year ended June 30, 2011, the Valuation Committee met 156 times.

Qualified Legal Compliance Committee.  The Qualified Legal Compliance Committee (the “QLCC’), which meets when necessary, consists of Messrs. Azariadis, Cheng , Tucker and Parish, constituting all of the Independent Trustees.  The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust.   During the fiscal year ended June 30, 2011, the QLCC did not meet.

E. Compensation of Trustees and Officers

Each trustee is paid an annual fee of $45,000 for service to the Trust.  The Chairman of the Board is paid an annual fee of $66,000. In addition, the Chairman receives a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust. The trustees and Chairman may receive additional fees for special Board meetings. Each trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust, but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each trustee by each Fund and the Trust for the fiscal year ended June 30, 2011 .

Trustee	Compensation from each Fund		Pension or Retirement Benefits	Total Compensation from Trust
	Midcap Growth Fund 3	Premier Growth Fund
J. Michael Parish	$114	$1,781	N/A	$63,750
Costas Azariadis	$78	$1,201	N/A	$4 3 , 0 00
James C. Cheng	$78	$1,201	N/A	$4 3 ,000
David Tucker	$134	$0	N/A	$0
John Y. Keffer	$0	$0	N/A	$0

3 Estimated compensation for the fiscal year July 1, 2011 through June 30, 2012.

4 David Tucker was appointed as an Independent Trustee on September 16, 2011. Accordingly, compensation from the Midcap Growth Fund is estimated for the period September 16, 2011 through June 30, 2012.

F. Investment Adviser

Services of Adviser. The Adviser serves as investment adviser to the Fund s pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments and effecting portfolio transactions for the Fund s . The Adviser may compensate brokers or other service providers (“Financial Intermediaries”) out of its own assets, and not as additional charges to the Fund s , in connection with the sale and distribution of shares of the Fund s and/or servicing of these shares.

Ownership of Adviser

The Adviser is a privately-owned corporation organized under the laws of Maryland in 1976 and controlled by Daniel F. Dent.

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Information Concerning Other Accounts Managed by Portfolio Managers

The following table provides information regarding other accounts managed by the Portfolio Managers as of June 3 0 , 2011:

Name of Portfolio Manager	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts
Daniel F. Dent	0 ($0)	0 ($0)	155 ($916,369,193 )	0 ($0)	0 ($0)	0 ($0)
Thomas F. O'Neil, Jr.	0 ($0)	0 ($0)	27 1 ($ 998,982,897 )	0 ($0)	0 ($0)	0 ($0)
Matthew F. Dent	0 ($0)	0 ($0)	62 ($ 262,212,231 )	0 ($0)	0 ($0)	0 ($0)
Gary D. Mitchell	0 ($0)	0 ($0)	19 ($62,666,724)	0 ($0)	0 ($0)	0 ($0)
Bruce L. Kennedy, II	0 ($0)	0 ($0)	3 ($6,347,837)	0 ($0)	0 ($0)	0 ($0)

Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with the following conflicts:

•
The management of multiple client accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. The Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by the portfolio manager are managed using the same investment models that are used in connection with the management of the Fund s .

•
If the portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, the Fund may be unable to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Adviser and the Fund s have adopted procedures for allocating portfolio transactions across multiple accounts.

•
With respect to securities transactions for the Fund s , the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds and other accounts managed for organizations and individuals), the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Adviser may place separate, non- simultaneous transactions for the Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.

The Adviser and the Fund s have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Portfolio Managers Ownership in the Fund s

The Midcap Growth Fund’s portfolio is team-managed by an investment committee consisting of four portfolio managers, Messrs. Thomas F. O'Neil, Jr., Matthew F. Dent, Gary D. Mitchell, and Bruce L. Kennedy, II, each a Vice President of D.F. Dent, who are jointly responsible for the day-to-day management of the Midcap Growth Fund. They each have served as portfolio manager of the Fund since its inception in 2011.

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The Premier Growth Fund’s portfolio is managed by Mr. Daniel F. Dent, who is solely responsible for the day-to-day management of the Premier Growth Fund and has served as portfolio manager of the Premier Growth Fund since its inception in 2001.

Fund/Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of September 30, 2011
Midcap Growth Fund
Thomas F. O'Neil, Jr.	$100,001-$500,00 0
Matthew F. Dent	$100,001-$500,000
Gary D. Mitchell	None
Bruce L. Kennedy, II	$1-$10,000
Premier Growth Fund
Daniel F. Dent	Over $1,000,000

Information Concerning Compensation by Portfolio Managers

For the period ending June 30, 2011, Mr. Dent was compensated based on a fixed base salary plus a bonus. This bonus was based on Mr. Dent’s equity participation in the ownership of the Adviser and also on the overall profitability of the Adviser based on assets under management.

For the period end ed June 30, 201 1 , Thomas F. O'Neil, Jr., Matthew F. Dent, Gary D. Mitchell, and Bruce L. Kennedy, II were compensated based on a fixed base salary plus a performance bonus based on calendar year performance and paid at calendar year end.

Fees

Pursuant to the Advisory Agreement, the Adviser receives an advisory fee equal to 1.00% of each Fund’s average daily net assets.   The fee is accrued daily by each Fund. The Adviser’s fee is paid quarterly.

In addition to receiving its advisory fee from the Fund s , the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund s . If you have a separately managed account with the Adviser with assets invested in the Fund s , the Adviser will not charge you a separate management fee on the account with respect to those assets.

The Adviser has contractually agreed for the period November 1, 2011, through October 31, 201 4 , to waive a portion of its advisory fee and reimburse certain expenses in order to limit the net expense to shareholders to 1.10% on the first $150 million in Fund net assets and to 0.90% on net assets exceeding $150 million (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) for both Funds .

Table 1 in Appendix B shows the dollar amount of the fees accrued by the Premier Growth Fund, the amount of fees reduced or reimbursed by the Adviser, the actual fees received by the Adviser. The data presented is for the past three fiscal years.
The Midcap Growth Fund had not commenced operations prior to the fiscal year end . Accordingly, advisory fee data is not provided for the Midcap Growth Fund .

Other Provisions of the Advisory Agreement

The Adviser is not affiliated with Atlantic or any company affiliated with Atlantic. The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party (other than as Trustees of the Trust).

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The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund s on 60 days’ written notice when authorized either by vote of the Fund’s shareholders or by a majority vote of the Board, or by the Adviser on 60 days’ written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever, except for willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Advisory Agreement.

G. Distributor

Distribution Services.  Foreside Fund Services, LLC (the “Distributor”) is the distributor (also known as the principal underwriter) of the shares of the Fund s and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101.  The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc.

Under a Distribution Agreement with the Trust dated March 31, 2009, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Fund s .  The Distributor continually distributes shares of the Fund s on a best efforts basis.  The Distributor has no obligation to sell any specific quantity of the Funds ’ shares.

The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund s .  With respect to certain financial intermediaries and related Fund “supermarket” platform arrangements, the Fund s and/or the Adviser, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund s . The Adviser, at its expense, pays the Distributor a fee for certain distribution-related services, including to permit employees of the Adviser to serve as registered representatives of the Distributor to facilitate distribution of shares of the Funds.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein.  Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares.  Investors purchasing shares of the Fund s through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary.  The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the intermediary.  The Distributor does not receive compensation from the Fund s for its distribution services.  The Adviser pays the Distributor a fee for distribution related services.

H. Other Fund Service Providers

Administrator, Fund Accountant, Transfer Agent and Compliance Services. Atlantic and its subsidiaries provide administration, fund accounting and transfer agency services to the Fund s . Atlantic is a subsidiary of Forum Holdings Corp. John Y. Keffer, a trustee, is the Chairman of Atlantic and is also the founder and owner of Forum Holdings Corp., the parent entity of Atlantic.

Pursuant to the Atlantic Services Agreement, (the “Services Agreement”), the Fund s pay Atlantic a bundled fee for administration, fund accounting and transfer agency services at an annual rate of: 0.12% on the first $150 million in Fund assets, 0.075% on the next $150 million in Fund assets, 0.05% on the next $300 million in Fund assets, 0.03% on the next $400 million in Fund assets and 0.02% on Fund assets exceeding $1 billion. The base fee is subject to an annual minimum of $135,000. The Fund s also pay Atlantic certain surcharges and shareholder account fees. The fee is accrued daily by the Fund s and is paid monthly based on the average net assets, transactions and positions for the prior month.

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As administrator, Atlantic administers the Funds ’ operations with respect to the Fund s , except those that are the responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board. The administrator’s responsibilities include, but are not limited to, (1) overseeing the performance of administrative and professional services rendered to the Fund s by others, including its custodian, transfer agent and dividend disbursing agent, as well as legal, auditing, shareholder servicing and other services performed for the Fund s ; (2) preparing for filing and filing certain regulatory filings (i.e. registration statements and semi-annual reports) subject to Trust counsel and/or independent auditor oversight; (3) overseeing the preparation and filing of the Funds ’ tax returns, the preparation of financial statements and related reports to the Funds ’ shareholders, the SEC and state and other securities administrators; (4) providing the Fund s with adequate general office space and facilities and provide persons suitable to the Board to serve as officers of the Trust; (5) assisting the Adviser in monitoring holdings of the Funds for compliance with prospectus investment restrictions and assist in preparation of periodic compliance reports; and (6) with the cooperation of the Adviser, the officers of the Trust and other relevant parties, preparing and disseminating materials for meetings of the Board.

As Fund Accountant, Atlantic provides fund accounting services to the Fund s . These services include calculating the NAV of the Fund s .

The Services Agreement continues in effect until terminated, so long as its continuance is specifically approved or ratified with such frequency and in such manner as required by applicable law. After an initial three-year term, the Services Agreement is terminable with or without cause and without penalty by the Trust or by the Administrator on 120 days’ written notice to the other party. The Services Agreement is also terminable for cause by the non-breaching party on at least 60 days’ written notice to the other party, provided that such party has not cured the breach within that notice period. Under the Services Agreement, Atlantic is not liable to the Fund s or the Funds ’ shareholders for any act or omission, except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Services Agreement. The Services Agreement also provides that Atlantic will not be liable to a shareholder for any loss incurred due to a NAV difference if such difference is less than or equal to 0.5% or less than or equal to $25.00. In addition, Atlantic is not liable for the errors of others, including the companies that supply security prices to Atlantic and the Fund s .

Atlantic Shareholder Services, LLC (the “Transfer Agent”) serves as transfer agent and distribution paying agent for the Fund s . Atlantic is registered as a transfer agent with the Office of Comptroller of the Currency. The Transfer Agent maintains an account for each shareholder of record of the Fund s and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record.

Table 2 in Appendix B shows the dollar amount of the fees accrued by the Premier Growth Fund to Atlantic for administration, transfer agent and fund accounting services, the amount of fees waived by Atlantic, and the actual fees retained by Atlantic. The data is for the past three fiscal years. The Midcap Growth Fund had not commenced operations prior to the fiscal year end. Accordingly, data is not provided for the Midcap Growth Fund.

Atlantic provides a Principal Executive Officer (“PEO”), a Principal Financial Officer (“PFO” and, with the PEO, “Certifying Officers”), a CCO, and an Anti-Money Laundering Compliance Officer (“AMLCO”) to the Fund s , as well as certain additional compliance support functions (collectively, “Compliance Services”), pursuant to a Compliance Services Agreement dated June 1, 2008 (the “Compliance Services Agreement”).

For making available the CCO, the AMLCO and the Certifying Officers, and for providing the Compliance Services, Atlantic receives a fee from the Funds equal to (1) $20,000 (allocated equally to all Trust series for which the Adviser provides management services) and (2) $5,000 per Fund.

The Compliance Services Agreement continues in effect until terminated. The Compliance Services Agreement is terminable with or without cause and without penalty by the Board or by Atlantic on 60 days’ written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Services Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO and Certifying Officers, without the payment of any penalty.

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Under the Compliance Services Agreement, (1) Atlantic is not liable to the Fund s or the Funds ’ shareholders for any act or omission, and (2) Atlantic and certain related parties ("Atlantic Indemnitees") are indemnified by the Fund s against any and all claims and expenses related to an Atlantic Indemnitee's actions or omissions, except, with respect to clauses (1) and (2), for willful misfeasance, bad faith or negligence in the performance of Atlantic's duties or by reason of reckless disregard of its obligations and duties under the Compliance Services Agreement.

Table 3 in Appendix B shows the dollar amount of the fees accrued by the Premier Growth Fund to Atlantic for compliance services, the amount of fees waived by Atlantic, and the actual fees retained by Atlantic. The data is for the past three fiscal years. The Midcap Growth Fund had not commenced operations prior to the fiscal year end. Accordingly, data is not provided for the Midcap Growth Fund.

Custodian.  Union Bank, N.A. (the “Custodian”), is the Custodian for the Fund s and safeguards and controls the Funds ’ cash and securities, determines income and collects interest on the Fund s’ investments.  The Custodian may employ subcustodians to provide custody of the Funds ’ domestic and foreign assets.  The Custodian is located at 350 California, 6th Floor, San Francisco, CA, 94104.

Legal Counsel.  K&L Gates LLP, 1601 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm.  BBD, LLP (“BBD”), 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund s and provides audit and tax services. BBD audits the annual financial statements of the Fund s and provides the Fund s with an audit opinion.  BBD also reviews certain regulatory filings of the Fund s .

PORTFOLIO TRANSACTIONS

A. How Securities are Purchased and Sold

Purchases and sales of portfolio securities that are fixed - income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions.  In a principal transaction, the party from whom a Fund purchases or to whom a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers).  These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities.  There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance, common stock and preferred stock) are generally effected (1) if the security is traded on an exchange, through brokers who charge commissions and (2) if the security is traded in the over-the-counter markets, in a principal transaction directly from a market maker.  In transactions on stock exchanges, commissions are negotiated.

When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed - income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B. Commissions Paid

Table 4 in Appendix B shows the aggregate brokerage commissions paid by the Premier Growth Fund as well as the aggregate commissions paid to any affiliates of the Premier Growth Fund or the Adviser. The data presented are for the past three fiscal years. The Midcap Growth Fund had not commenced operations prior to the fiscal year end. Accordingly, data is not provided for the Midcap Growth Fund.

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C. Adviser Responsibility for Purchases and Sales and Choosing Broker-Dealers

The Adviser places orders for the purchase and sale of securities with broker-dealers selected by and at the discretion of the Adviser.  The Fund s do not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions.  Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks “best execution” for all portfolio transactions.  This means that the Adviser seeks the most favorable price and execution available.  The Fund s may not always pay the lowest commission or spread available.  Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker’s facilities (including the research services described below) and any risk assumed by the executing broker.  The Adviser may also utilize a broker and pay a higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

The Adviser may also give consideration to research services furnished by brokers to the Adviser and may cause the Fund s to pay these brokers a higher amount of commission than may be charged by other brokers.  This research may include reports that are common in the industry such industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.  Typically, the research will be used to service the Adviser’s accounts, and therefore the commission dollars spent for research benefit the Adviser’s clients and the Funds ’ investors, although a particular client may not benefit from all the research received on each occasion.  The Adviser’s fees are not reduced by reason of the Adviser’s receipt of research services.

Table 5 in Appendix B lists each broker to whom the Premier Growth Fund directed brokerage over the last fiscal year in return for research services, the amount of transactions so directed and the amount of commissions earned by the broker therefrom. The Midcap Growth Fund had not commenced operations prior to the fiscal year end.

Accordingly, the Midcap Growth Fund did not direct brokerage to any broker for research services provided to the Midcap Growth Fund during the last fiscal year.

D . Counterparty Risk

The Adviser monitors the creditworthiness of counterparties to the Funds ’ transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

E . Transactions through Affiliates

The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust. Currently, the Adviser does not effect the transactions through any affiliates.

F . Other Accounts of the Adviser

Investment decisions for the Fund s are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates.  Investment decisions are the product of many factors, including basic suitability for the particular client involved.  Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time.  Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security.  In some instances, with required consents, one client may sell a particular security to another client.  In addition, two or more clients may simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser’s opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each.  There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security.  In addition, when purchases or sales of the same security for the Fund s and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

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G . Portfolio Turnover

The frequency of portfolio transactions of the Fund s (the portfolio turnover rate) will vary from year to year depending on many factors.  From time to time, the Fund s may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets.  An annual portfolio turnover rate of 100% would occur if all the securities in each Fund were replaced once in a period of one year.  Higher portfolio turnover rates may result in increased brokerage costs to the Fund s and a possible increase in short-term capital gains or losses.

Portfolio Turnover Rate is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year, including options and futures contracts in which the Fund s invest, are excluded from the calculation of portfolio turnover rate.

H . Securities of Regular Broker-Dealers

From time to time the Fund s may acquire and hold securities issued by its “regular brokers and dealers” or the parents of those brokers and dealers.  For this purpose, regular brokers and dealers are the 10 brokers or dealers that:  (1) received the greatest amount of brokerage commissions during each Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of each Fund during that Fund’s last fiscal year; or (3) sold the largest amount of each Fund’s shares during that Fund’s last fiscal year.

Table 6 in Appendix B lists the Premier Growth Fund’s regular brokers and dealers whose securities (or the securities of the parent company) were acquired during the Premier Growth Fund’s most recent fiscal year. Table 6 also includes the aggregate value of the Premier Growth Fund’s holdings of those securities as of the Fund’s most recent fiscal year. The Midcap Growth Fund had not commenced operations prior to the fiscal year end. Accordingly, data is not provided for the Midcap Growth Fund.

I . Portfolio Holdings

Portfolio holdings as of the end of a Funds ’ annual and semi-annual fiscal periods are reported to the SEC on Form N-CSR within 10 days of the mailing of the annual or semi-annual report (typically no later than 70 days after the end of each period).  Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days after the end of such period. You may request a copy of the Funds ’ latest semi-annual report to shareholders or a copy of a Fund's latest Form N-Q which contains the Fund's portfolio holdings by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Funds ’ latest Form N-CSR and Form N-Q by accessing the SEC's website at www.sec.gov.

In addition, the Funds ’ Adviser may make publicly available, on a quarterly basis, information regarding each Fund’s top five holdings (including name and percentage of each Fund’s assets invested in each such holding). This holdings information is made available through the Fund s’ or Adviser’s website. This information is released no later than 10 days after the quarter end.

The Funds ’ nonpublic portfolio holdings information is received by certain service providers in advance of public release in the course of performing or enabling them to perform the contractual or fiduciary duties necessary for a Fund's operations that a Fund has retained them to perform.  The Adviser to the Fund s has regular and continuous access to each Fund's portfolio holdings.  In addition, the Administrator, the Custodian, the Distributor and the Fund Accountant, as well as independent auditors, proxy voting services, mailing services and financial printers may have access to each Fund's nonpublic portfolio holdings information on an ongoing basis.  The trustees, the Funds ’ officers, legal counsel to the Trust and to the Independent Trustees, and the Funds ’ independent registered public accounting firm may receive such information on an as needed basis.

From time to time, nonpublic information regarding each Fund's portfolio holdings may also be disclosed to certain mutual fund consultants, analysts and rating/ranking entities, or other entities or persons ("Recipients") that have a legitimate business purpose in receiving such information.  Any disclosure of information more current than the latest

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publicly available nonpublic portfolio holdings information will be made only if a Trust Officer determines that: (1) the more current information is necessary for a Recipient to complete a specified task; (2) the Fund has legitimate business purposes for disclosing the information; and (3) the disclosure is in the best interests of the Fund and its shareholders.  Any Recipient, other than a ratings or ranking organization, receiving such information shall agree in writing to: (1) keep the information confidential; (2) use it only for agreed-upon purposes; and (3) not trade or advise others to trade securities, including shares of a Fund, on the basis of the information.  Such confidentiality agreements entered into for the receipt of nonpublic information shall also provide, among other things, that the Recipient: (1) will limit access to the information to its employees and agents who are obligated to keep and treat such information as confidential; (2) will assume responsibility for any breach of the terms of the confidentiality agreement by its employees; and (3) upon request from the Trust, will return or promptly destroy the information.  Any recipient that is a ratings or ranking organization receiving such information must have in place control mechanisms to reasonably ensure or otherwise agree that, (1) the holdings information will be kept confidential, (2) no employee shall use the information to effect trading or for their personal benefit and (3) the nature and type of information that any employee, in turn, may disclose to third-parties is limited.  The Trust Officer shall report to the Board at its next regularly scheduled Board meeting the entering into of an agreement with a Recipient for the disclosure of nonpublic portfolio holdings information and shall include in the report the Trust Officer’s reasons for determining to permit such disclosure.

No compensation is received by the Fund s nor, to the Funds ’ knowledge, paid to its Adviser or any other party in connection with the disclosure of the Funds ’ portfolio holdings. The codes of ethics of the Trust and the Adviser are intended to address, among other things, potential conflicts of interest arising from the misuse of information concerning the Funds ’ portfolio holdings. In addition, the Funds ’ service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, or other similar policies that address conflicts of interest arising from the misuse of such information.

The Funds ’ portfolio holdings disclosure policy is subject to review by the Funds ’ CCO who will report the results of such review at least annually to the Board.  Any identified conflict between the interests of shareholders and those of another party resulting from the disclosure of nonpublic portfolio holdings information will be reported to the Board for appropriate action.

There is no assurance that the Funds ’ portfolio holdings disclosure policy will protect the Fund s against potential misuse of holdings information by individuals or firms in possession of that information.

PURCHASE AND REDEMPTION INFORMATION

A. General Information

You may effect purchases or redemptions or request any shareholder privilege by contacting the Transfer Agent.   The Fund s accept orders for the purchase or redemption of shares of each class on any weekday except days when the New York Stock Exchange (“NYSE”) is closed. Under unusual circumstances, the Fund s may accept orders when the NYSE is closed if deemed appropriate by the Trust’s officers.

The shares of each Fund may not be available for sale in the state in which you reside.  Please check with your investment professional to determine a Fund’s availability.

B. Additional Purchase Information

Shares of each class of the Fund s are offered on a continuous basis by the Distributor. The Fund s reserve the right to refuse any purchase request. Fund shares are normally issued for cash only.  In the Adviser’s discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of that Fund as payment for Fund shares.  The Fund s will only accept securities that (1) are not restricted as to transfer by law and are not illiquid and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

IRAs.  All contributions into an individual retirement account (“IRA”) through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

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UGMAs/UTMAs.  If the custodian’s name is not in the account registration of a gift or transfer to minor (“UGMA/UTMA”) account, the custodian must provide instructions in a manner indicating custodial capacity.

C. Additional Redemption Information

You may redeem the Funds ’ shares at NAV.

A Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund’s shares as provided in the Prospectus.

Suspension of Right of Redemption.  The right of redemption may not be suspended, except for any period during which: (1) the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC has entered a suspension order permit for the protection of the shareholders of the Fund s .

Redemption in Kind.  Redemption proceeds normally are paid in cash.  If deemed appropriate and advisable by the Adviser, a Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund’s total net assets, whichever is less, during any 90-day period.

NAV Determination.  In determining the NAV of each Fund, securities for which market quotations are readily available are valued at current market value using the valuation price provided by an independent pricing service.  If no sales price is reported, the mean of the last bid and ask price is used.   If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

Distributions.  Distributions of net investment income will be reinvested at a Fund’s NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid.  Distributions of capital gain will be reinvested at a Fund’s NAV (unless you elect to receive distributions in cash) on the payment date for the distribution.  Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

TAXATION

The tax information set forth in the Prospectus and in this section relates solely to federal income tax law and assumes that each Fund qualifies for treatment as a regulated investment company under the law (as discussed below).  Such information is only a summary of certain key federal income tax considerations affecting a Fund and its shareholders and is in addition to the information provided in the Prospectus.  No attempt has been made to present a complete explanation of the federal tax treatment of a Fund or the tax implications to shareholders.  The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This “Taxation” section is based on the Internal Revenue Code of 1986, as amended, including the regulations thereunder, IR S interpretations or similar authority upon which the Fund s may rely (“Code”) in effect on the date hereof.  Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders.  Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

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A. Qualification for Treatment as a Regulated Investment Company

Each Fund intends, for each taxable year, to qualify for treatment as a “regulated investment company” under the Code.  This qualification does not involve governmental supervision of management or investment practices or policies of the Fund s .

The tax year end of the Fund s is June 30.

Meaning of Qualification.  As a regulated investment company, each Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, interest, dividends, the excess of net short-term capital gains over net long-term capital losses and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.  To continue to qualify for that treatment, each Fund must satisfy the following requirements:

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Each Fund must distribute at least 90% of its investment company taxable income each tax year (certain distributions made by the Fund after the close of its taxable year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

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Each Fund must derive at least 90% of its gross income each taxable year from (1) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, foreign securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived from its business of investing in securities or those currencies and (2) net income from an interest in a qualified publicly traded partnership (“QPTP”).

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Each Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s taxable year: (1) at least 50% of the value of the Fund’s assets must consist of cash, cash items, U.S. Government Securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, equity securities of a QPTP being considered voting securities for these purposes ); and (2) no more than 25% of the value of the Fund’s total assets may be invested in (a) the securities of any one issuer (other than Government Securities and securities of other regulated investment companies), (b) the securities (other than the securities of other regulated investment companies) of  two or more issuers that the Fund controls and that are engaged in the same,  similar or related trades or businesses, or (c) the securities of one or more QPTPs.

Failure to Qualify.  If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund’s current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance.  It is possible that each Fund will not qualify as a regulated investment company in any given tax year.

B. Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year.  These distributions are taxable to you as ordinary income.  A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of each Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum federal tax rate of 15% (0% for individuals in lower tax brackets) if paid on or before December 31, 2012.  A distribution is treated as qualified dividend income by a shareholder to the extent that each Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met.  To the extent each Fund ’s distributions are attributable to other sources, such

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as interest or capital gains, the distributions are not treated as qualified dividend income.   Each Fund ’s distributions of dividends that it received from REITs generally do not constitute “qualified dividend income.”

Each Fund anticipates distributing substantially all of its net capital gain for each taxable year.  These distributions generally are made only once a year, usually in December, but each Fund may make additional distributions of net capital gain at any time during the year.  These distributions are taxable to you as long-term capital gain, regardless of how long you have held your shares.  These distributions do not qualify for the dividends-received deduction or as qualified dividend income.

Each Fund may have capital loss carryovers (unutilized capital losses from prior years).  These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short-term or long-term).  Starting with the Funds ’ taxable year ending June 30, 2012, capital loss carryforwards will not expire, and capital loss carryforwards from that or later years will be used before capital loss carryforwards from prior years. All capital loss carryovers are listed in the Funds ’ financial statements. Any such losses may not be carried back.

Distributions by each Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital.  Return of capital distributions reduce your tax basis of your shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

Each distribution by each Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund).  If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

When you purchase shares, their NAV may reflect undistributed net investment income or recognized net capital gain, or unrealized appreciation in the value of the assets of each Fund . A distribution of these amounts is taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by each Fund into income in the year in which they are made.  A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by each Fund and received by you on December 31 of that year if the distribution is paid by each Fund in January of the following year.

Each Fund in which you invest will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Beginning in 2013, distributions from each Fund and gain recognized from the sale or other disposition of Fund shares will be subject to a 3.8% federal Medicare contribution tax on “net investment income” for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly).

C. Certain Tax Rules Applicable to Fund Transactions

For federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by a Fund give rise to short-term or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options).  When put and call options written by a Fund expire unexercised, the premiums received by th at Fund give rise to short-term capital gains at the time of expiration.  When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by th at Fund.  When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (or the selling price in the case of a call) of the underlying security is decreased (or increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and foreign currency contracts are considered “Section 1256 contracts” for federal income tax purposes.  Section 1256 contracts held by a Fund at the end of each tax year are “marked to market” and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year.  Gains or losses realized by a Fund on Section 1256 contracts generally are considered

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60% long-term and 40% short-term capital gains or losses.   A Fund can elect to exempt its Section 1256 contracts that are part of a “mixed straddle” (as described below) from the application of Section 1256 of the Code.

Any option, futures contract, forward contract or other position entered into or held by a Fund in conjunction with any other position held by that Fund may constitute a “straddle” for federal income tax purposes.  A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a “mixed straddle.”  In general, straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to straddle positions by requiring, among other things, that:  (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.  Various elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.  In general, the straddle rules described above do not apply to any straddles held by a Fund if all of the offsetting positions consist of Section 1256 contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss.  Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss.  These gains or losses increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of that Fund’s net capital gain.

If a Fund owns shares in a foreign corporation that constitutes a “passive foreign investment company” (a “PFIC”) for federal income tax purposes and the Fund does not elect to treat the foreign corporation as a “qualified electing fund” within the meaning of the Code, the Fund may be subject to U.S.  federal income taxation on a portion of any “excess distribution” it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders.   A Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains.  Any tax paid by a Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or to any shareholder.  A PFIC means any foreign corporation (with certain exceptions) if, for the taxable year involved, either (1) it derives at least 75% of its gross income from “passive income” (including interest, dividends, royalties, rents and annuities) or (2) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce “passive income.”   A Fund could elect to mark-to-market stock in a PFIC.  Under such an election, a Fund would include in gross income (and treat as ordinary income) each taxable year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund’s adjusted basis in the PFIC stock.   A Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years.   A Fund’s adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election.  Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC s tock, would be treated as ordinary income.  The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by a Fund, would be treated as ordinary loss.   A Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made.  If a Fund purchases shares in a PFIC and the Fund does elect to treat the foreign corporation as a “qualified electing fund” under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the 90% distribution requirement described above and calendar year distribution requirement described below.

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D. Federal Excise Tax

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to the sum of: (1) 98% of its ordinary taxable income for the calendar year plus; (2) 98 .2 % of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of a Fund’s income must be distributed during the next calendar year.   A Fund will be treated as having distributed any amount on which it is subject to income tax for any taxable year ending in the calendar year.

For purposes of calculating the excise tax, a Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year.   A Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary income for the succeeding calendar year.

Each Fund intends to make sufficient distributions of its taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.   A Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E. Redemption of Shares

In general, you will recognize gain or loss on the redemption of shares of a Fund in an amount equal to the difference between the proceeds of the redemption and your adjusted tax basis in the shares.  All or a portion of any loss so recognized may be disallowed if you purchase a Fund’s shares (for example, by reinvesting dividends) within 30 days before or after the redemption (called a wash sale).  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased.  In general, any gain or loss arising from the sale, exchange or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year.  Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

Legislation passed by Congress in 2008 requires the Fund s (or their administrative agent) to report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date.  In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Fund s will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period.  For each sale of Fund shares the Fund s will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost.  In the absence of an election, each Fund will use a first in, first out cost basis method.  The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for a redemption of Fund shares may not be changed after the settlement or the redemption date of each such sale of Fund shares.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.  The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and sold on and after that date.

F. Backup Withholding

The Fund s will be required in certain cases to withhold and remit to the U.S. Department of the  Treasury 28% of distributions, and, in the case of failure described in clause (1) below, the proceeds of redemptions of shares (regardless of whether you realize a gain or a loss) otherwise payable to you if you: (1) have failed to provide a correct taxpayer identification number; (2) are subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other “exempt recipient.” Backup withholding is not an additional tax; rather any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

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G. State and Local Taxes

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund s can differ from the federal income taxation rules described above.  These state and local rules are not discussed herein.  You are urged to consult your tax Adviser as to the consequences of state and local tax rules with respect to an investment in the Fund s .

H. Foreign Income Tax

Investment income received by each Fund from sources within foreign countries and gains it realizes on the disposition of foreign securities may be subject to foreign income taxes withheld at the source.  The U.S. has entered into tax treaties with many foreign countries that may entitle the Fund s to a reduced rate of such taxes or exemption from taxes on such income.  It is impossible to know the effective rate of foreign tax in advance since the amount of each Fund’s assets to be invested within various countries cannot be determined. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign issuers, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund.  However, there can be no assurance that a Fund will be able to do so.  Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by a Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against federal income taxes.  You may be subject to rules which limit or reduce your ability to fully deduct or claim a credit for your pro rata share of the foreign taxes paid by the Fund in which you invest.

OTHER MATTERS

A. The Trust and Its Shareholders

General Information.   Each Fund is a separate series of the Trust.  The Trust is an open-end investment management company organized under Delaware law as a statutory trust on August 29, 1995.  On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc. The Trust’s trust instrument permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”).  The Trust reserves the right to create and issue shares of additional funds.  The Trust and each fund will continue indefinitely until terminated.  Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund.  All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto.  The other funds of the Trust are described in one or more separate statements of additional information.

Shareholder Voting and Other Rights.  Each share of a fund and each class of shares has equal dividend, distribution, liquidation and voting rights.  Fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each fund or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares.  Each fund or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the fund or class and other matters for which separate fund or class voting is appropriate under applicable law.  Generally, shares will be voted separately by each fund except if (1) the 1940 Act requires shares to be voted in the aggregate and not by individual funds or (2) the Board determines that the matter affects more than one fund and all affected funds must vote.  The trustees may also determine that a matter only affects certain funds or classes of the Trust and thus that only those funds or classes are entitled to vote on the matter.  Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.  There are no conversion or preemptive rights in connection with shares of the Trust. All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable.

A shareholder in a fund is entitled to the shareholder’s pro rata share of all distributions arising from that fund’s assets and, upon redeeming shares, will receive the portion of the fund’s net assets represented by the redeemed shares.

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Shareholders representing 10% or more of the Trust’s (or a fund’s) shares may, as set forth in the trust instrument, call meetings of the Trust (or fund) for any purpose related to the Trust (or fund), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more trustees.

Termination or Reorganization of Trust or Its Series.  The Board may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company.  Under the trust instrument, the trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust’s registration statement.
Under the trust instrument, the Board may sell or convey the assets of a fund or reorganize such fund into another investment company registered under the 1940 Act without a shareholder vote.

B. Fund Ownership

As of October 5, 2011, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of beneficial interest of the Funds.

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.   As of October 5, 2011, certain shareholders of record owned 5% or more of the shares of each Fund. Shareholders known by a Fund to own beneficially 5% or more of shares of the Funds are listed in Table 7 in Appendix B.

A control person is a shareholder who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.   As of October 5, 2011 , the shareholders below may be deemed to control the Midcap Growth Fund. “Control” for this purpose is the ownership of more than 25% of a Fund’s voting securities.

Midcap Growth Fund
Name and Address	% of Fund
Daniel F. Dent & Thomas F. O'Neil Trustees FBO D.F. Dent Company, Inc. 2 East Read St Baltimore, MD 21202	28.32%
Thomas F. O’Neil Jr. 2 East Read St Baltimore, MD 21202	27.66%

C. Limitations on Shareholders’ and Trustees’ Liability

Delaware law provides that the Funds ’ shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In addition, the Trust’s trust instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust.  The Trust’s trust instrument provides for indemnification out of each fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund.  The trust instrument also provides that the Trust, on behalf of a fund, shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the Fund is unable to meet its obligations.

The trust instrument provides that the trustees shall not be liable to any person other than the Trust and its shareholders.  In addition, the trust instrument provides that the trustees shall not be liable for any conduct or omission in his capacity as trustee, provided that a trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

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D. Proxy Voting Procedures

A copy of the Trust’s and Adviser’s proxy voting procedures are included in Appendi ces C and D, respectively .  Information regarding how the Fund s voted proxies relating to portfolio securities during the twelve-month period ended June 30 will be available (1) without charge, upon request, by contacting the Transfer Agent at (866) 233-3368 (toll free) and (2) on the SEC’s website at www.sec.gov.

E. Code of Ethics

The Trust and the Adviser have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which is designed to eliminate conflicts of interest between the Fund s and personnel of the Trust and the Adviser.  The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Fund s , subject to certain limitations.

F. Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby.  The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

G. Financial Statements

The Trust’s independent registered public accounting firm, BBD, audits and reports on the Funds ’ annual financial statements. The financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statements of changes in net assets, financial highlights, notes and report of independent registered public accounting firm. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

The Premier Growth Fund’s Financial Statements and Financial Highlights for the year ended June 30, 2011, are incorporated by reference into this SAI from the Premier Growth Fund’s Annual Report to shareholders.  As of June 30, 2011, the Midcap Growth Fund had not commenced operations, and thus financial statements are not available for the Midcap Growth Fund.

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APPENDIX A – DESCRIPTION OF SECURITIES RATINGS

Corporate and Municipal Long-Term Bond Ratings

The following descriptions of S&P’s long-term corporate and municipal bond ratings have been published by Standard & Poor’s Financial Service LLC.

AAA - An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA  - An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C - Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C - A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D - An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-) - The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

The following descriptions of Moody’s long-term corporate bond ratings have been published by Moody's Investors Service, Inc. and Moody’s Analytics Inc.

Aaa - Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A - Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa - Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba - Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B - Obligations rated B are considered speculative and are subject to high credit risk.

Caa - Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C - Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following descriptions of Moody’s long-term municipal bond ratings have been published by Moody's Investors Service, Inc. and Moody’s Analytics Inc.

Aaa - Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa - Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A - Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa - Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba - Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B - Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa - Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca - Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C - Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following descriptions of Fitch’s long-term corporate bond ratings have been published by Fitch Inc. and Fitch Ratings Ltd.

AAA – Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB - Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB - Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B - Highly speculative. ‘B’ ratings indicate that material credit risk is present. For performing obligations, default risk is commensurate with the issuer being rated with an Issuer Default Risk (“IDR”) in the ranges ‘BB’ to ‘C’. For issuers with an IDR below ‘B’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘B’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have extremely high recovery rates consistent with a Recovery Rating of ‘RR1’ (outstanding recovery prospects given default).

CCC - Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present. For performing obligations, default risk is commensurate with an IDR in the ranges 'B' to 'C'.  For issuers with an IDR below 'CCC', the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above 'CCC', the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a superior recovery rate consistent with a Recovery Rating of 'RR2' (superior recovery prospects given default).

CC - Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For issuers with an IDR below ‘CC’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘CC’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a good recovery rate consistent with a Recovery Rating of ‘RR3’ (good recovery prospects given default).

C - Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. The overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, and the rated obligation is expected to have an average, below-average or poor recovery rate consistent with a Recovery Rating of ‘RR4’ (average recovery prospects given default), 'RR5' (below average recovery prospects given default) or ‘RR6’ (poor recovery prospects given default).

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or Minus (-) The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms "investment grade" and "speculative grade" are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. "Investment grade" categories indicate relatively low to moderate credit risk, while ratings in the "speculative" categories either signal a higher level of credit risk or that a default has already occurred.

The following descriptions of Fitch’s long-term municipal bond ratings have been published by Fitch Inc. and Fitch Ratings Ltd.

AAA – Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB - Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB - Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC - Substantial credit risk. ‘CCC’ ratings indicate that default is a real possibility.

CC - Very high levels of credit risk. ‘CC’ ratings indicate default of some kind appears probable.

C - Exceptionally high levels of credit risk. ‘C’ ratings indicate default appears imminent or inevitable.

D –Default. ‘D’ ratings indicate a default. Default generally is defined as one of the following:

•	failure to make payment of principal and/or interest under the contractual terms of the rated obligation;

•	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or

•	the coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Structured Finance Defaults – “Imminent” default, categorized under ‘C’, typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the ‘C’ category.

Structured Finance Writedowns - Where an instrument has experienced an involuntary and, in the agency's opinion, irreversible “writedown” of principal (i.e. other than through amortization, and resulting in a loss to the investor), a credit rating of ‘D’ will be assigned to the instrument. Where the agency believes the “writedown” may prove to be temporary (and the loss may be "written up" again in future if and when performance improves), then a credit rating of ‘C’ will typically be assigned. Should the “writedown” then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the “writedown” later be deemed as irreversible, the credit rating will be lowered to ‘D’.

Notes: In the case of structured and project finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability.
In the case of public finance, the ratings also do not address the loss given default of the rated liability, focusing instead on the vulnerability to default of the rated liability.

Plus (+) or Minus (-) - The modifiers “+” or “-”may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term Rating category, or to Long-Term Rating categories below ‘B’.

Municipal Short-Term Bond Ratings

The following descriptions of S&P’s short-term municipal ratings have been published by Standard & Poor’s Financial Service LLC.

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

The following descriptions of Moody’s short-term ratings have been published by Moody's Investors Service, Inc. and Moody’s Analytics Inc.

MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

The following descriptions of Fitch’s short-term ratings have been published by Fitch Inc. and Fitch Ratings Ltd.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Commercial Paper Ratings

The following descriptions of S&P’s commercial paper ratings have been published by Standard & Poor’s Financial Service LLC.

A-1 - A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1 - A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2 - A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3 - A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation , including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings – S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

The following descriptions of Moody’s commercial paper ratings have been published by Moody's Investors Service, Inc. and Moody’s Analytics Inc.

P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

The following descriptions of Fitch’s commercial paper ratings have been published by Fitch Inc. and Fitch Ratings Ltd.

F1 - Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 - Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 - Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C - High short-term default risk. Default is a real possibility.

RD – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D –Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

APPENDIX B – MISCELLANEOUS TABLES

Table 1 – Investment Advisory Fees
The following table shows the dollar amount of advisory fees accrued by the Premier Growth Fund, the amount of the fee reduction or expense reimbursement, if any, by the Adviser, and the actual fees received by the Adviser. The data is for the past three fiscal years.

Premier Growth Fund	Advisory Fees	Advisory Fees Waived	Advisory Fees Received
Year ended June 30, 2011	$1,445,609	$211,784	$1,2 33,825
Year ended June 30, 2010	$1,304,196	$204,148	$1,100,048
Year ended June 30, 2009	$1,507,732	$234,053	$1,273,679

Table 2 – Administration Fees
The following table shows the dollar amount of the fees accrued by the Premier Growth Fund to Atlantic for administration, transfer agent and fund accounting services, the amount of fees waived by Atlantic, and the actual fees retained by Atlantic.  The data is for the past three fiscal years.

Premier Growth Fund	Administration Fees	Administration Fees Waived	Administration Fees Received
Year ended June 30, 2011	$ 172,167	$0	$ 172,167
Year ended June 30, 2010	$156,503	$0	$156,503
Year ended June 30, 2009	$171,454	$0	$171,454

Table 3 – Compliance Fees
The following table shows the dollar amount of the fees accrued by the Premier Growth Fund to Atlantic for compliance services, the amount of fees waived by Atlantic, and the actual fees retained by Atlantic. The data is for the past three fiscal years.

Premier Growth Fund	Compliance Fees	Compliance Fees Waived	Compliance Fees Received
Year ended June 30, 2011	$29,019	$3,901	$25,118
Year ended June 30, 2010	$40,832	$15,541	$25,291
Year ended June 30, 2009	$41,236	$5,097	$36,139

Table 4 – Commissions
The following table shows the aggregate brokerage commissions of the Premier Growth Fund as well as the aggregate commissions paid to any affiliates of the Premier Growth Fund or the Adviser. The data is for the past three fiscal years.

Premier Growth Fund	Total Brokerage Commissions ($)	Total Brokerage Commissions ($) Paid to an Affiliate of the Fund, Adviser or Distributor	% of Brokerage Commissions Paid to an Affiliate of the Fund, Adviser or Distributor	% of Transactions Executed by an Affiliate of the Fund, Advisor or Distributor
Year ended June 30, 2011	$82,620	$0	0%	0%
Year ended June 30, 2010	$35,031	$0	0%	0%
Year ended June 30, 2009	$133,288	$0	0%	0%

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Table 5 - Directed Brokerage
The following table lists each broker to whom the Premier Growth Fund directed brokerage in return for research services, the amount of transactions so directed and the amount of commissions generated therefrom.  The data is for the past fiscal year ended June 30, 2011.

Broker (Premier Growth Fund)	Amount Directed	Amount of Commissions Generated
ITG	$33,628,858	$31,004
Raymond James & Associates Inc.	$7,131,983	$12,100
Signal Hill	$1,512,859	$8,850
Stifel, Nicolaus & Company Inc.	$5,778,174	$8,685
William Blair & Company, L.L.C.	$6,869,908	$6,457
INTERSTATE	$3,749,606	$4,700
Robert W. Baird & Co. Inc.	$4,8686,436	$4,675
Barclay Investments, Inc.	$1,664,369	$1,850
Sidoti & Company, LLC	$486,236	$1,000
ITG Inc.	$1,727,027	$900
BB&T Investment Services, Inc.	$713,250	$850
Needham & Company, Inc.	$415,535	$750
Avondale Partners, LLC	$239,757	$500
Howard, Weil, Labouisse, Friedrichs Inc.	$242,122	$250
BNY Brokerage, Inc.	$21,910	$50

Table 6 – Securities of Regular Brokers or Dealers
The following table lists the regular brokers and dealers of the Premier Growth Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Premier Growth Fund’s holdings of those securities as of the Premier Growth Fund’s fiscal year ended June 30, 2011.

Regular Broker or Dealer (Premier Growth Fund)	Value Held
None	N/A

Table 7– 5% Shareholders
The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of each Fund; and (2) any person known by each Fund to own beneficially 5% or more of a class of shares of the Fund, as of October 5, 2011.

Midcap Growth Fund
Name and Address	% of Fund
Daniel F. Dent & Thomas F. O'Neil Trustees FBO D.F. Dent Company, Inc. 2 East Read St Baltimore, MD 21202	28.32%
Thomas F. O’Neil Jr. 2 East Read St Baltimore, MD 21202	27.66%
Matthew F. Dent 2 East Read St Baltimore, MD 21202	17.30%

Premier Growth Fund
Name and Address	% of Fund
N/A	N/A

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APPENDIX C- PROXY VOTING PROCEDURES

FORUM FUNDS

POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

July 31, 2003
As Amended September 14, 2004 and December 11, 2009

SECTION 1. PURPOSE

Shareholders of the various series of Forum Funds (the “Trust”) expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a “Fund”). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust’s and its shareholders’ investments.

This document describes the Policies and Procedures for Voting Proxies (“Policies”) received from issuers whose voting securities are held by each Fund.

SECTION 2. RESPONSIBILITIES

Adviser. Pursuant to the investment Advisory agreements between the Trust and the investment advisers providing Advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an “Adviser”). These Policies are to be implemented by each Adviser of each Fund for which it provides Advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund’s investment objectives, subject to the provisions of these Policies.

The Adviser shall periodically inform its employees (1) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Adviser’s business, and (2) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

The Adviser shall be responsible for coordinating the delivery of proxies by the Fund’s custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a “Proxy Voting Service”).

Reporting. The Adviser shall provide periodic reports to the Trust as to the implementation and operation of these Policies and the proxy voting policies and procedures of the Adviser as they relate to the Funds.

SECTION 3.  SCOPE

These Policies summarize the Trust’s positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund’s shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

SECTION 4. POLICIES AND PROCEDURES FOR VOTING PROXIES

(A)	General

(1)
Use of Adviser Proxy Voting Guidelines or Proxy Voting Service. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust’s Board of Trustees (the “Board”) has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund’s proxies and has approved such guidelines; and (C) the Adviser’s or Proxy Voting Service’s Guidelines are filed as an exhibit to the applicable Fund’s Registration Statement (each considered “Adviser Guidelines”), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund’s proxies consistent with such Adviser Guidelines.

(2)	Absence of Proxy Voting Guidelines. In the absence of Adviser Guidelines, the Adviser shall vote the Fund’s proxies consistent with Sections B and C below.

(B)	Routine Matters

As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer’s management on any issue will be given substantial weight. The position of the issuer’s management will not be supported in any situation where it is determined not to be in the best interests of the Fund’s shareholders.

(1)
Election of Directors. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

(2)	Appointment of Auditors. Management recommendations will generally be supported.

(3)
Changes in State of Incorporation or Capital Structure. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund’s shareholders.

(C)	Non-Routine Matters

(1)	Corporate Restructurings, Mergers and Acquisitions. These proposals should be examined on a case-by-case basis.

(2)	Proposals Affecting Shareholder Rights. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

(3)
Anti-takeover Issues. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

(4)	Executive Compensation. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

(5)
Social and Political Issues. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

(D)	Conflicts of Interest

Each Adviser is responsible for maintaining procedures to identify conflicts of interest and, when applicable, determining the adequacy of a Proxy Voting Service’s procedures to identify conflicts. The Trust recognizes that under certain circumstances an Adviser or Proxy Voting Service may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A “conflict of interest” includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, the Proxy Voting Service or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

If a Proxy Voting Service determines it has a conflict of interest with respect to voting proxies on behalf of the Fund, the Adviser shall vote the proxy in the best interests of the Fund and its shareholders.

If the Adviser determines that it has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according to the determination and maintain records relating to this process.

(E)           Abstention

The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Chairman of the Board may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund’s shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund’s investment in the issuer.

APPENDIX D -  ADVISER VOTING PROCEDURES

D.F. DENT AND COMPANY, INC.

PROXY VOTING PROCEDURES AND POLICIES
REGARDING DF DENT GROWTH FUNDS

As of October 7, 2010

I. GENERAL STATEMENT

D.F. Dent and Company, Inc. (Adviser) has discretion to vote the proxies for the majority of its accounts, including the DF Dent Midcap Growth Fund and the DF Dent Premier Growth Fund ( each a Fund, together, the Fund s ). Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.  Adviser uses ADP’s Proxy Edge software system for the collection, voting and recordkeeping of proxies for all client accounts for which we have responsibility (i.e., clients who have not assumed proxy voting authority for themselves or have not given such authority to their custodian, broker, consultant, etc.).  To resolve conflicts between the contractual responsibility for proxy voting in our Advisory Agreements with clients and the instructions that we may have received over the years from clients, custodians, brokers, consultants, etc., Adviser undertook in early 2007 to verify, with the help of ProxyEdge, the identity of those clients who affirmatively do not authorize Adviser to vote proxies for them.  In the absence of this verification by ProxyEdge, Adviser will continue to vote proxies for client accounts in order to protect clients’ interests as shareholders.

II. POLICIES AND PROCEDURES FOR VOTING PROXIES

Adviser will vote those proxies in the best interest of its clients and the Funds ’ shareholders and in accordance with these procedures and policies.

Since the quality and integrity of management is a primary factor Adviser considers when investing in an issuer, the recommendation of the issuer’s management on any issue, particularly routine issues, will be given substantial weight in deciding how to vote proxies. However, Adviser will not support the position of the issuer’s management in any situation where we determine that the position is not in the best interest of our clients.  The instances in which Adviser may vote against an issuer’s board of directors or “management” proposal will be determined on a case-by-case basis, and Adviser’s Designated Officer, Bruce Kennedy, will document those instances in our Proxy Voting file.

Adviser has listed the following, specific examples of voting decisions for the types of proposals that are frequently presented.  Adviser generally votes according to these guidelines. Adviser may, on occasion, vote otherwise when Adviser believes it to be in the best interest of our clients:

•	Adviser generally supports shareholder proposals to reduce a super-majority vote requirement and opposes management proposals to add a super-majority vote requirement.

•	Adviser generally opposes proposals to create a new class of stock with superior voting rights.

•	Adviser generally opposes proposals to classify a board.

•	Adviser generally supports proposals to eliminate cumulative voting.

•	Adviser generally opposes re-pricing of stock options without shareholder approval.

•	Adviser generally supports proposals to require majority voting for the election of Directors

•	Adviser generally opposes poison pills.

•
Adviser generally reviews proposals for changes in corporate structure such as changes in the state of incorporation or mergers individually.  We generally oppose proposals where management does not offer an appropriate rationale.

D-1

•	Adviser generally opposes the elimination of the rights of shareholders to call special meetings.

•	Adviser generally supports management’s proposals regarding the approval of independent auditors.

•
Adviser generally opposes shareholder proposals that apply restrictions related to political or special interest issues which affect the ability of the company to do business or be competitive and which have negative financial impact.

•	Adviser generally opposes proposals that require that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature.

Adviser recognizes that under certain circumstances it may have a conflict of interest in voting proxies. A conflict of interest, means any circumstance in which Adviser (including officers, directors, agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict between its own interests and the interests of F und shareholders in how proxies of that issuer are voted.

If Adviser determines that a material conflict of interest exists, the Chief Compliance Officer and/or Designated Officer will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

III. RECORDKEEPING

The Designated Officer or his Portfolio Assistant will maintain hard-copy or electronic files relating to Adviser’s proxy voting procedures in an easily accessible place, including through the ProxyEdge website. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record.  Records of the following will be included in the files:

A.	Copies of the proxy voting procedures and policies, and any amendments thereto.

B.
A copy of each proxy statement that Adviser receives provided however that the Adviser may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available.

C.	A record of each vote that Adviser casts, including the information required to file Form N-PX.

D.	A copy of any document Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

E.
A copy of each written client request for information on how Adviser voted such client’s proxies, and a copy of any written response to any (written or verbal) client request for information on how Adviser voted its proxies.

IV. DISCLOSURE

A.
Adviser will disclose in its Form ADV Part II that its clients may contact Adviser by toll-free telephone number in order to obtain information on how Adviser voted such client’s proxies, or to request information about the mechanics for proxy voting through the ProxyEdge system (e.g., information in the ProxyEdge User Guide).

B.
If a client requests information about the voting of particular proxies, Adviser will send to the client a report concerning each voted proxy that is the subject of the client’s request consisting of (1) the name of the issuer, (2) the proposal voted upon and (3) how Adviser voted the client’s proxy.

C.	A concise summary of these Proxy Voting Procedures and Policies will be included in Adviser’s Form ADV Part II, and will be updated whenever these procedures and policies are amended.

D-2

PART C
OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)
Trust Instrument of Registrant as amended and restated on April 14, 2009 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 249 via EDGAR on April 30, 2009, accession number 0000315774-09-000007).

(b)
By-Laws of Registrant as amended on April 14, 2009 (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 249 via EDGAR on April 30, 2009, accession number 0000315774-09-000007).

(c)		See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit (a).

(d)	(1)
Investment Advisory Agreement between Registrant and H.M. Payson & Co. (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

	(2)
Investment Advisory Agreement between Registrant and Beck, Mack & Oliver LLC dated April 10, 2009 (Exhibit incorporated by reference as filed as Exhibit (d)(2) in post-effective amendment No. 249 via EDGAR on April 30, 2009, accession number 0000315774-09-000007).

	(3)
Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

	(4)
 Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(4) in post-effective amendment No. 320 via EDGAR on June 30, 2011, accession number 0000315774-11-000174).

	(5)
Management Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 303 via EDGAR on February 25, 2011 (accession number 0000315774-11-000023).

	(6)
Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

	(7)
Amended and Restated Management Agreement between Registrant and Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (d)(7) in post-effective amendment No. 270 via EDGAR on February 19, 2010, accession number 0000315774-10-000033).

	(8)
Investment Advisory Agreement between Registrant and Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

	(9)
Sub-Advisory Agreements between Absolute Investment Advisers, LLC and certain sub-advisers to Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(22) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

	(10)
Sub-Advisory Agreement between Absolute Investment Advisers LLC and Semaphore Management LLC dated March 12, 2009 (Exhibit incorporated by reference as filed as Exhibit (d)(10) in post-effective amendment No. 250 via EDGAR on June 1, 2009, accession number 0000315774-09-000026).

	(11)
Amended and Restated Investment Advisory Agreement between Registrant and Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 326 via EDGAR on July 29, 2011, accession number 0000315774-11-000203.

	(12)
Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182).

	(13)
Sub-Advisory Agreement between Absolute Investment Advisers, LLC and Mohican Financial Management, LLC ( Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 339 via EDGAR on October 27, 2011, accession number
0000315774-11-000293).

	(14)
Sub-Advisory Agreement between Absolute Investment Adviser, LLC and Kovitz Investment Group, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 203 via EDGAR on February 28, 2007, accession number 0001193125-07-042714).

	(15)
Sub-Advisory Agreement between Absolute Investment Advisers, LLC and Pine Cobble Capital, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 323 via EDGAR on July 29, 2011, accession number 0000315774-11-000197).

	(16)
Investment Advisory Agreement between Registrant and Spears Abacus Advisors LLC regarding The BeeHive Fund (Exhibit incorporated by reference as filed as Exhibit (d)(27) in post-effective amendment No. 239 via EDGAR on September 29, 2008, accession number 0001193125-08-203258).

	(17)
Investment Advisory Agreement between Registrant and Absolute Investment Advisers LLC dated September 30, 2008 with respect to Absolute Opportunities Fund (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 242 via EDGAR in October 15, 2008, accession number 0001193125-08-211081).

	(18)
Sub-Advisory Agreement between Absolute Investment Advisors LLC and Green Eagle Capital LLC (Exhibit incorporated by reference as filed as Exhibit (d)(27) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(19)
Sub-Advisory Agreement between Absolute Investment Advisors LLC and Kingstown Capital Management L.P. (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(20)
Sub-Advisory Agreement between Absolute Investment Advisors LLC and Madden Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (d)(29) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(21)
Investment Advisory Agreement between Registrant and Waterville Capital, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 262 via EDGAR on October 30, 2009, accession number 0000315774-09-000151).

	(22)
Advisory Agreement between Registrant and Holland Capital Management LLC (Exhibit incorporated by reference as filed as Exhibit (d)(22) in post-effective amendment No. 311 via EDGAR on April 29, 2011 accession number 0000315774-11-000093).

	(23)
Investment Advisory Agreement between Registrant and Merk Investments, LLC, regarding Merk Currency Enhanced U.S. Equity Fund (Exhibit incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 336 via EDGAR on September 9, 2011 accession number 0000315774-11-000272).

	(24)
Subadvisory Agreement between Absolute Investment Advisers, LLC and MetWest Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(27) in post-effective amendment No. 280 via EDGAR on April 30, 2010, accession number 0000315774-10-000134).

	(25)
Investment Advisory Agreement between Registrant and MAI Wealth Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No 292 via EDGAR on August 31, 2010, accession number 0000315774-10-000277).

	(26)
Investment Advisory Agreement between Registrant and ICICI Securities Holdings Inc. [D/B/A ICICI Investment Advisors] (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 339 via EDGAR on October 27, 2011 , accession number
0000315774-11-000293 ).

	(27)
Investment Advisory Agreement between Registrant and UCM Partners, L.P. regarding UCM Short Duration Fund (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 298 via EDGAR on December 6, 2010, accession number 0000315774-10-000348).

	(28)
Subadvisory Agreement between Absolute Investment Advisers, LLC and Longhorn Capital Partners, L.P. regarding Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(29) in post-effective amendment No. 303 via EDGAR on February 25, 2011 (accession number 0000315774-11-000023).

	(29)
Subadvisory Agreement between Absolute Investment Advisers, LLC and St. James Investment Company, LLC regarding Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(29) in post-effective amendment No. 303 via EDGAR on February 25, 2011 (accession number 0000315774-11-000023).

(e)	(1)
Form of Selected Dealer Agreement between Foreside Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(2)
Distribution Agreement between Registrant and Foreside Fund Services, LLC dated March 31, 2009 (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post-effective amendment No. 249 via EDGAR on April 30, 2009, accession number 0000315774-09-000007).

	(2)(A)
Amended Appendix to Distribution Agreement between Registrant and Foreside Fund Services, LLC (Exhibit incorporated by reference as filed as Exhibit (e)(2)(A) in post-effective amendment No. 270 via EDGAR on February 19, 2010, accession number 0000315774-10-000033).

(f)		None.

(g)	(1)
Global Custodial Services Agreement between Forum Funds and Citibank, N.A. (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

	(2)
Custodian Agreement between Registrant and Union Bank, N.A., dated July 31, 2009 (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 256 via EDGAR on August 28, 2009, accession number 0000315774-09-000086).

	(3)
Amended Schedule A to the Global Custodial Services Agreement between Forum Funds and Citibank, N.A.  (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 339 via EDGAR on October 27, 2011, accession number 0000315774-11-000293).

(h)	(1)
Accounting, Administration and Transfer Agency Services Agreement between Registrant and Citibank, N.A. dated April 20, 2007 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 220 Via EDGAR on October 31, 2007, accession number 0001193125-07-231202).

	(2)
Shareholder Service Plan of Registrant dated March 18, 1998 and amended February 12, 2009 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed Exhibit (h)(2) in post-effective amendment No. 247 via Edgar on February 17, 2009, accession number 0001193125-09-031402).

	(3)
Shareholder Service Plan of Registrant dated November 24, 2003 and amended February 12, 2009 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 247 via Edgar on February 17, 2009, accession number 0001193125-09-031402).

	(4)
Expense Limitation Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(4) in post-effective amendment No. 303 via EDGAR on February 25, 2011 (accession number 0000315774-11-000023).

	(5)
Expense Limitation Agreement between Registrant and D.F. Dent and Company, Inc. ( Exhibit incorporated by reference as filed as Exhibit (h)(5) in post-effective amendment No. 339 via EDGAR on October 27, 2011, accession number  0000315774-11-000293).

	(6)
Expense Limitation Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund ( Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 339 via EDGAR on October 27, 2011, accession number 0000315774-11-000293).

	(7)
Compliance Services Agreement between Registrant and Atlantic Fund Administration, LLC (Exhibit incorporated by reference as Exhibit (h)(13) in post effective amendment No. 235 via EDGAR on July 25, 2008, accession number 0001193125-08-158164).

	(8)
Expense Limitation Agreement between Registrant and Beck, Mack & Oliver LLC (Exhibit incorporated by reference as Exhibit (h)(8) in post effective amendment No. 323 via EDGAR on July 29, 2011, accession number 0000315774-11-000197).

	(9)
Expense Limitation Agreement between Registrant and Spears Abacus Advisors LLC (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 311 via EDGAR on April 29, 2011, accession number 0000315774-11-000093).

	(10)
Expense Limitation Agreement between Registrant and Absolute Investment Advisers LLC regarding the Absolute Opportunities Fund (Exhibit incorporated by reference as filed as Exhibit (h)(10) in post-effective amendment No. 325 on July 29, 2011, accession number 0000315774-11-000201).

	(11)
Expense Limitation Agreement between Registrant and Golden Capital Management, LLC ( Exhibit incorporated by reference as filed as Exhibit (h)(11) in post-effective amendment No. 339 via EDGAR on October 27, 2011, accession number 0000315774-11-000293).

	(12)
Expense Limitation Agreements between Registrant and Waterville Capital, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 302 via EDGAR on February 25, 2011, (accession number 0000315774-11-000021).

	(13)
Expense Limitation Agreement between Registrant and Beck, Mack & Oliver LLC (Exhibit incoporated by reference as filed as Exhibit (h)(13) in post-effective amendment No 323 via EDGAR on July 29, 2011, acession number 0000315774-11-000197).

	(14)
Expense Limitation Agreement between Registrant and Holland Capital Management LLC (Exhibit incorporated by reference as filed as Exhibit (h)(22) in post-effective amendment No 266 via EDGAR on December 23, 2009, accession number 0000315774-09-000232).

	(15)
Expense Limitation Agreement between Registrant and Holland Capital Management LLC with respect to Institutional and A Shares (Exhibit incorporated by reference as filed as Exhibit (h)(15) in post-effective amendment No. 311 via EDGAR on April 29, 2011, accession number 0000315774-11-000093).

	(16)
Operating Services Agreement between Registrant and Merk Investments, LLC regarding Merk Currency Enhanced U.S. Equity Fund  (Exhibit incorporated by reference as filed as Exhibit (h)(16) in post-effective amendment No. 336 via EDGAR on September 9, 2011 accession number 0000315774-11-000272).

	(17)
Expense Limitation Agreement between Registrant and MAI Wealth Advisors, LLC ( Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective amendment No. 339 via EDGAR on October 27, 2011, accession number 0000315774-11-000293).

	(18)
Expense Limitation Agreement between Registrant and ICICI Securities Holdings Inc. [D/B/A ICICI Investment Advisors] (Exhibit incorporated by reference as filed as Exhibit (h)(18) in post-effective amendment No. 294 via EDGAR on October 27 , 2011 , accession number  0000315774-11-000293 ).

	(19)
Support for Advisory and Other Services Agreement between ICICI Securities Holdings Inc. [D/B/A ICICI Investment Advisors] and ICICI Prudential Asset Management Company Ltd. ] (Exhibit incorporated by reference as filed as Exhibit (h)(19) in post-effective amendment No. 294 via EDGAR on October 5, 2010, accession number 0000898432-10-001311).

	(20)
Expense Limitation Agreement between Registrant and UCM Partners, L.P., regarding UCM Short Duration Fund (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 298 via EDGAR on December 6, 2010, accession number 000315774-10-000348).

	(21)
Fund Accounting and Administration Services Agreement between the ICICI India Dynamic Fund, a series of the Registrant, and Jackson Fund Services, a division of Jackson National Asset Management, LLC ( Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 339 via EDGAR on October 27, 2011, accession number  0000315774-11-000293).

	(22)
Administration and Transfer Agency Services Agreement between Registrant and Atlantic Fund Administration, LLC ( Exhibit incorporated by reference as filed as Exhibit (h)(22) in post-effective amendment No. 339 via EDGAR on October 27, 2011, accession number 0000315774-11-000293).

(i)		Opinion and consent of K&L Gates LLP is filed herewith.

(j)	(1)	Consent of BBD, LLP is filed herewith.

	(2)	Consent of Ashland Partners & Company LLP is filed herewith.

(k)		None

(l)
Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as  Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)	(1)
Rule 12b-1 Plan dated February 17, 2006 adopted by Forum Funds for Absolute Strategies Fund, Auxier Focus Fund, Dividend Plus Income Fund , Golden Large Cap Core Fund, Golden Small Cap Core Fund, Lou Holland Growth Fund, Merk Hard Currency Fund, Merk Asian Currency Fund, Merk Currency Enhanced U.S. Equity Fund, The BeeHive Fund and Waterville Large Cap Value Fund (Exhibit incorporated by reference as filed as Exhibit (m)(1) in post-effective amendment No. 319 via EDGAR on June 28, 2011 accession number 0000315774-11-000168).

(n)	(1)
Amended and restated Rule 18f-3 Plan dated September 9, 2010 adopted by Registrant for Absolute Strategies Fund, Auxier Focus Fund, Dividend Plus Income Fund , Golden Large Cap Core Fund, Golden Small Cap Core Fund, Lou Holland Growth Fund, Merk Hard Currency Fund and Merk Asian Currency Fund, Merk Absolute Return Currency Fund, Merk Currency Enhanced U.S. Equity Fund (Exhibit incorporated by reference as filed as Exhibit (n)(1) in post-effective amendment No. 319 via EDGAR on June 28, 2011 accession number 0000315774-11-000168).

(p)	(1)
Code of Ethics adopted by Registrant as amended (Exhibit incorporated by reference as filed as Exhibit (p)(1)  in post-effective amendment No. 285 via EDGAR on July 20, 2010, accession number 0000315774-10-000203).

	(2)
Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 263 via EDGAR on November 18, 2009, accession number 0000315774-09-000178).

	(3)
Code of Ethics adopted by Beck, Mack & Oliver (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 249 via EDGAR on April 30, 2009, accession number 0000315774-09-000007).

	(4)
Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 249 via EDGAR on April 30, 2009, accession number 0000315774-09-000007).

	(5)
Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(6)
Code of Ethics adopted by King Investment Advisors, Inc. ( Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 339 via EDGAR on October 27, 2011, accession number  0000315774-11-000293).

	(7)
Code of Ethics adopted by AH Lisanti Capital Growth (Exhibit incorporated by reference as filed as Exhibit (p)(7) in post-effective amendment No. 319 via EDGAR on June 28, 2011 accession number 0000315774-11-000168).

	(8)
Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 276 via EDGAR ion March 26, 2010, accession number 0000315774-10-000095).

	(9)
Code of Ethics adopted by Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(9)  in post-effective amendment No. 285 via EDGAR on July 20, 2010, accession number 0000315774-10-000203).

	(10)
Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 253 via EDGAR on July 29,2009, accession number 0000315774-09-000063).

	(11)
Code of Ethics adopted by Longhorn Capital Partners (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 319 via EDGAR on June 28, 2011 accession number 0000315774-11-000168).

	(12)
Code of Ethics adopted by St. James Investment Company, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 303 via EDGAR on February 25, 2011 (accession number 0000315774-11-000023).

	(13)
Code of Ethics adopted by Horizon Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 303 via EDGAR on February 25, 2011 (accession number 0000315774-11-000023).

	(14)
Code of Ethics adopted by MetWest Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(15) in post-effective amendment No. 264 via EDGAR on September 21, 2010, accession number 0000315774-10-000292).

	(15)
Code of Ethics adopted by SSI Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

	(16)
Code of Ethics adopted by Semaphore Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(20) in post-effective amendment No. 249 via EDGAR on April 30, 2009, accession number 0000315774-09-000007).

	(17)
Code of Ethics adopted by Yacktman Asset Management Co. ( Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 339 via EDGAR on October 27, 2011, accession number  0000315774-11-000293).

	(18)
Code of Ethics adopted by Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(22) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(19)
Code of Ethics adopted by Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(19) in post-effective amendment No. 319 via EDGAR on June 28, 2011 accession number 0000315774-11-000168).

	(20)
Code of Ethics adopted by Foreside Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)(26) in post-effective amendment No. 253 via EDGAR on July 29,2009, accession number 0000315774-09-000063).

	(21)
Code of Ethics adopted by Mohican Financial Management (Exhibit incorporated by reference as filed as Exhibit (p)(21) in post-effective amendment No. 319 via EDGAR on June 28, 2011 accession number 0000315774-11-000168).

	(22)
Code of Ethics adopted by Kovitz Financial Group, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(27) in post-effective amendment No. 263 via EDGAR on November 18, 2009, accession number 0000315774-09-000178).

	(23)
Code of Ethics adopted by Pine Cobble Capital, LLC is (Exhibit incorporated by reference as filed as Exhibit (p)(23) in post-effective amendment No. 319 via EDGAR on June 28, 2011 accession number 0000315774-11-000168).

	(24)
Code of Ethics adopted by Spears Abacus Advisors LLC (Exhibit incorporated by reference as filed as Exhibit (p)(29) in post-effective amendment No. 263 via EDGAR on November 18, 2009, accession number 0000315774-09-000178).

	(25)
Code of Ethics adopted by Green Eagle Capital, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(25) in post-effective amendment No. 303 via EDGAR on February 25, 2011 (accession number 0000315774-11-000023).

	(26)
Code of Ethics adopted by Kingstown Capital Management, LP  (Exhibit incorporated by reference as filed as Exhibit (p)(26) in post-effective amendment No. 303 via EDGAR on February 25, 2011 (accession number 0000315774-11-000023).

	(27)
Code of Ethics adopted by Madden Asset Management (Exhibit incorporated by reference as filed as Exhibit (p)(15) in post-effective amendment No. 264 via EDGAR on September 21, 2010, accession number 0000315774-10-000292).

	(28)
Code of Ethics adopted by Twin Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(35) in post-effective amendment No. 249 via EDGAR on April 30, 2009, accession number 0000315774-09-000007).

	(29)
Code of Ethics adopted by Holland Capital LLC (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 266 via EDGAR on December 23, 2009, accession number 0000315774-09-000232).

	(30)
Code of Ethics adopted by Waterville Capital, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(35) in post-effective amendment No. 272 via EDGAR on February 26, 2010, accession number 0000315774-10-000052).

	(31)
Code of Ethics adopted by Utendahl Capital Management, LP (Exhibit incorporated by reference as Exhibit (p)(36) in post-effective amendment No. 276 via EDGAR on March 26, 2010, accession number 0000315774-10-000095).

	(32)
Code of Ethics adopted by MAI Wealth Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(32) in post-effective amendment No. 319 via EDGAR on June 28, 2011 accession number 0000315774-11-000168).

	(33)
Code of Ethics adopted by ICICI Securities Holdings, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(33) in post-effective amendment No. 333 via EDGAR on August 17, 2011, accession number 0000898432-11-000962).

Other Exhibits:

(A)	Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibits (A) in post-effective amendment No. 232 via EDGAR on June 6, 2008 accession number 0001193125-08-129746).

(B)
Power of Attorney for David Tucker, Trustee of Registrant ( Exhibit incorporated by reference as filed as Other Exhibits (B) in post-effective amendment No. 339 via EDGAR on October 27, 2011, accession number  0000315774-11-000293).

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30.	INDEMNIFICATION

In accordance with Section 3803 of the Delaware Business Trust Act, Section 10.02 of Registrant’s Trust Instrument provides as follows:

“10.02. INDEMNIFICATION

(a)  Subject to the exceptions and limitations contained in Section (b) below:

(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

(ii) The words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person’s office or (B) not to have acted in good faith in the reasonable belief that Covered Person’s action was in the best interest of the Trust; or

(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office,

(A) By the court or other body approving the settlement;

(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust’s disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder’s heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.”

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreement between the Trust and MAI Investment Advisors, LLC includes language similar to the following:

“SECTION 3. STANDARD OF CARE.

(a) The Trust shall expect, and the Adviser shall give the Trust the benefit of, the Adviser’s best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable for error of judgment or mistake of law or for any loss incurred by the Trust or any Fund in connection with matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties hereunder, or by reason of reckless disregard of its obligations and duties hereunder.”

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Auxier Asset Management, LLC, H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

“SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder.”

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Absolute Investment Advisers, LLC; AH Lisanti Capital Growth, LLC; D.F. Dent and Company, Inc.; Golden Capital Management, LLC; Merk Investments, LLC; Polaris Capital Management, Inc.; provide similarly as follows:

“SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser’s best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust’s security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties hereunder, or by reason of the Adviser’s reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.”

With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

“(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act (“Distributor Indemnitees”) free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor (“Distributor Claims”).

After receipt of the Distributor’s notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

(b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

(c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the “Trust Indemnitees”), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

(i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

(ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement (“Trust Claims”).

(d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

(e) The Trust’s and the Distributor’s obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

(f) The provisions of this Section and the parties’ representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

(g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

(h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

(i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.”

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)	AH Lisanti Capital Growth, LLC

The following chart reflects the directors and officers of AH Lisanti Capital Growth, LLC including their business connections, which are of a substantial nature. The address of AH Lisanti Capital Growth, LLC is 623 5th Avenue, New York, NY 10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Mary Lisanti	President, Managing Member	AH Lisanti Capital Growth, LLC
Jeffery Bernstein	Senior Vice President	AH Lisanti Capital Growth, LLC
Karl Dimlich	Senior Vice President	AH Lisanti Capital Growth, LLC
Will Krause	Vice President	AH Lisanti Capital Growth, LLC

(b)	Beck, Mack & Oliver LLC

The following chart reflects the directors and officers of Beck Mack & Oliver, including their business connections of a substantial nature. The address of BM&O is 360 Madison Ave., New York, NY 10017.

Name	Title	Business Connection
Peter A. Vlachos	Manager Director	BM&O
David E. Rappa	Member	BM&O
Zoe A. Vlachos	Chief Compliance Officer	BM&O
Robert C. Beck	Senior Member	BM&O, Enstar Group, Camden National
Gerald M. Sedam, II	Member	BM&O, Somerset Bank
Robert J. Campbell	Member	BM&O
Walter K. Giles	Member	BM&O
Lyman Delano	Member	BM&O
Zachary A. Wydra	Member	BM&O

(c)	Auxier Asset Management LLC

The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature. The address of Auxier is 5285 Meadows Road, Suite 333, Lake Oswego, OR 97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
J. Jeffrey Auxier	Chief Executive Officer	Auxier
Lillian Widolff	Chief Compliance Officer	Auxier

(d)	D.F. Dent and Company, Inc.

The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Daniel F. Dent	President and Treasurer	D.F. Dent
Thomas F. O’Neil	Vice President and Secretary	D.F. Dent
Linda W. McCleary	Vice President	D.F. Dent
Matt F. Dent	Vice President	D.F. Dent
Michael M. Morrill	Vice President	D.F. Dent
Gary D. Mitchell	Vice President	D.F. Dent

(e)	Golden Capital Management, LLC

The following chart reflects the officers of Golden Capital Management, LLC including their business connections, which are of a substantial nature. The address of Golden Capital Management, LLC is Five Resource Square, 10715 David Taylor Drive, Suite 400, Charlotte, North Carolina 28262 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Greg W. Golden	Chief Executive Officer and President	Golden Capital Management
Jeff C. Moser	Chief Operating Officer	Golden Capital Management
Jonathan W. Cangalosi	Managing Director of Sales and Client Service	Golden Capital Management
Lynette W. Alexander	Managing Director of Operations	Golden Capital Management
Robert B. Carroll	General Counsel and Chief Compliance Officer	Golden Capital Management
Fred H. Karimian	Director of Quantitative Research	Golden Capital Management

(f)	H.M. Payson & Co.

The following chart reflects the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

Name	Title	Business Connection
John C. Downing	Managing Director, Chief Compliance Officer	H.M. Payson & Co.
Thomas M. Pierce	Managing Director	H.M. Payson & Co.
Peter E. Robbins	Managing Director, Chief Executive Officer, Chief Investment Officer	H.M. Payson & Co.
John H. Walker	Managing Director, Chairman of the Board	H.M. Payson & Co.
Teresa M. Esposito	Managing Director, Chief Operations Officer, Chief Financial Officer	H.M. Payson & Co.
John C. Knox	Managing Director	H.M. Payson & Co.
Michael R. Currie	Managing Director, President	H.M. Payson & Co.
William N. Weickert	Managing Director, Director of Research & Secretary	H.M. Payson & Co.
John S. Beliveau	Managing Director	H.M. Payson & Co.
Joel S. Harris	Managing Director	H.M. Payson & Co.
David R. Hines	Managing Director	H.M. Payson & Co.

(g)	King Investment Advisors, Inc.

The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Roger E. King	Chairman and President	King
John R. Servis	Director Owner, Commercial Real Estate	King, John R. Servis Properties 626 Wilcrest Dr. Houston, TX 77024
Pat H. Swanson	Chief Compliance Officer	King
Jane D. Lightfoot	Secretary/Treasurer	King

(h)	Polaris Capital Management, LLC.

The following chart reflects the directors and officers of Polaris Capital Management, LLC., including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Bernard R. Horn, Jr.	President, Portfolio Manager	Polaris Capital Management, LLC
Sumanta Biswas	Vice President & Assistant Portfolio Manager	Polaris Capital Management, LLC
Kathy Jacobs	Vice President, Corporate Secretary	Polaris Capital Management, LLC
Lorroine Horn	Director	Polaris Capital Management, LLC
Christopher K. McLeod	Director	Polaris Capital Management, LLC
	President & CEO	454 Life Sciences, a Roche Company 15 Commercial St., Branford, CT 06405

(i)	Pine Cobble Capital, LLC

The following chart reflects the directors and officers of Pine Cobble Capital, LLC (“Pine Cobble”), including their business connections, which are a substantial nature.  The address of Pine Cobble is 60 William Street, Suite 140, Wellesley, Massachusetts 02481, and unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Robert A. Nicholson	Managing Member	Pine Cobble
Zev D. Nijensohn	Managing Member	Pine Cobble
Kurt P. Dahlgren	Chief Financial Officer & Chief Compliance Officer	Pine Cobble

(j)	Absolute Investment Advisers, LLC

The following chart reflects the directors and officers of Absolute, including their business connections, which are of a substantial nature. The address of Absolute is 18 Shipyard Dr., Suite 3C, Hingham, MA 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Anthony R. Bosch	Managing Principal, General Counsel and Chief Compliance Officer	Absolute
Brian D. Hlidek	Managing Principal	Absolute
James P. Compson	Managing Principal and Portfolio Manager	Absolute
Christian E. Aymond	Managing Principal	Absolute
Christopher A. Ward	Principal	Absolute

(k)	Aronson+Johnson+Ortiz, LP

The following chart reflects the directors and officers of Aronson, including their business connections, which are of a substantial nature. The address of Aronson is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Theodore R. Aronson	Managing Principal; Limited Partner	AJO
Martha E. Ortiz	Principal; Limited Partner	AJO
Kevin M. Johnson	Principal; Limited Partner	AJO
Paul E. Dodge	Principal; Limited Partner	AJO
Stefani Cranston	Principal; Limited Partner	AJO
Gina Maria N. Moore	Principal; Limited Partner	AJO
Stuart P. Kaye	Principal; Limited Partner	AJO.Prior to joining AJO in 2008, Mr. Kaye was head of research in the U.S. Structured Products Group at Invesco.
Gregory J. Rogers	Principal; Limited Partner	AJO
Aronson+Johnson+Ortiz, LLC	General Partner	AJO
Joseph F. Dietrick	Principal; Limited Partner; Chief Compliance Officer	AJO
Douglas D. Dixon	Principal; Limited Partner	AJO
R. Brian Wenzinger	Principal; Limited Partner	AJO
Christopher J. Whitehead	Principal; Limited Partner	AJO

(l)	Longhorn Capital Partners, L.P.

The following chart reflects the directors and officers of Longhorn Capital Partners, L.P., including their business connections, which are of a substantial nature. The address of Longhorn Capital Partners, L.P. is 1445 Ross Avenue, Suite 5000, Dallas, Texas 75202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Kristopher N. Kristynik	Principal and Chief Investment Officer	Longhorn
Philip M. Eckian	Principal and Co-Portfolio Manager	Longhorn
Britton L. Brown	Chief Financial Officer and Chief Compliance Officer	Longhorn

(m)	St. James Investment Company, LLC

The following chart reflects the directors and officers of St. James, including their business connections, which are of a substantial nature. The address of St. James is 2716 Fairmount Street, Dallas, Texas 75201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Brian C. Mark	Member	St. James
Robert J. Mark	Managing Member, Chief Compliance Officer	St. James
Lawrence J. Redell	Member	St. James
William R. Sachs	Member	St. James

(n)	Horizon Asset Management, Inc.

The following chart reflects the directors and officers of Horizon, including their business connections, which are of a substantial nature. The address of Horizon is 470 Park Avenue South, 4th Floor , New York, New York 10016 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Denise M. Kashey	Director	Horizon
Steven Bregman	Director; President & Chief Operations Officer	Horizon
Mark Wszolek	Chief Compliance Officer	Horizon
Peter Doyle	Director; Vice President;	Horizon
Thomas C. Ewing	Director	Horizon
Andrew M. Fishman	Chief Compliance Officer; General Counsel & Secretary	Horizon
John Meditz	Vice Chairman; Director	Horizon
Murray Stahl	Chairman; Treasurer & Chief Executive Officer	Horizon

(o)	MetWest Asset Management, LLC (MetWest)

The following chart reflects the directors and officers of MetWest, including their business connections, which are of a substantial nature. The address of MetWest is 865 Figueroa Street, Los Angeles, California 90017 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Tad Rivelle	Chief Investment Officer	MetWest
David B. Lippman	Chief Executive Officer	MetWest
Laird R. Landmann	President	MetWest
Scott B. Dubchansky	Managing Director	MetWest
Bryan Whalen	Managing Director	MetWest
Mitchell Flack	Managing Director	MetWest
Stephen M. Kane	Generalist Portfolio Manager	MetWest
Joseph D. Hattesohl	Chief Financial Officer	MetWest
Anthony C. Scibelli	Director of Marketing	MetWest
Patrick A. Moore	Director of Client Service	MetWest
Keith T. Kirk	Chief Compliance Officer	MetWest
George Ristic	Chief Technology Officer	MetWest
Cal Rivelle	Chief Operating Officer	MetWest
MWAM Holdings, LLC	Member	MetWest

(p)	SSI Investment Management, Inc.

The following chart reflects the directors and officers of SSI, including their business connections, which are of a substantial nature. The address of SSI is 9440 Santa Monica Blvd., 8th Floor, Beverly Hills, California 90210 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
John D. Gottfurcht	President	SSI
Amy J. Gottfurcht	Chairman; CEO; Secretary	SSI
George M. Douglas	Vice President; Chief Investment Officer	SSI
Syed F. Mehdi	CCO; Vice President; Human Resources	SSI

(q)	TWIN Capital Management, Inc.

The following chart reflects the directors and officers of TWIN, including their business connections, which are of a substantial nature. The address of TWIN is 3244 Washington Road, Suite 202, McMurray, Pennsylvania 15317-3153 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Geoffrey Gerber	President; CIO	TWIN
James D. Drake	Controller; Chief Compliance Officer	TWIN
Christopher Erfort	Senior Vice President, Portfolio Management	TWIN
James Hough	Senior Vice President, Quantitative Systems	TWIN

(r)	Yacktman Asset Management Co.

The following chart reflects the directors and officers of Yacktman, including their business connections, which are of a substantial nature. The address of Yacktman is 1110 Lake Cook Road, Suite 385, Buffalo Grove, Illinois 60089 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Donald A. Yacktman	President & Treasurer	Yacktman
Ronald W. Ball	Senior Vice President	Yacktman
Stephen A. Yacktman	Senior Vice President & Secretary	Yacktman
Jason Subotky	Vice President	Yacktman
Russell Wilkins	Vice President	Yacktman
Kent Arnett	Vice President & Chief Compliance Officer

(s)	Kovitz Investment Group, LLC

The following chart reflects the directors and officers of Kovitz, including their business connections, which are of a substantial nature. The address of Kovitz is 222 West Adams Street, Suite 2160, Chicago, Illinois 60606 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Mitchell A. Kovitz	Chief Executive Officer	Kovitz
Jonathan A. Shapiro	Chief Financial Officer	Kovitz
Marc S. Brenner	President, Chief Legal Officer and Chief Compliance Officer	Kovitz
Bruce A. Weininger	Vice President	Kovitz
Harold (Skip) Gianopulos, Jr.	Managing Director	Kovitz
Edward W. Edens	Director-Client Services	Kovitz
Richard P. Salerno	Director-Fixed Income	Kovitz

(t)	Mohican Financial Management, LLC
The following chart reflects the directors and officers of Mohican, including their business connections, which are of a substantial nature. The address of Mohican is 21 Railroad Avenue, Suite 35, Cooperstown, New York 13326 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Eric C. Hage	Managing Member, Chief Executive Officer & Chief Investment Officer	Mohican
Daniel C. Hage	Chief Operating Officer and Senior Trader	Mohican

(u)	Merk Investments, LLC (“Merk”)

The following chart reflects the directors and officers of Merk, including their business connections, which are of a substantial nature. The address of Merk is 555 Bryant Street #455, Palo Alto, CA 94301 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Axel Merk	President	Merk Investments LLC; World Fliers Ltd., Director
Hanna Tikkanen Merk	Vice President	Merk Investments LLC
Kimberly Schuster	Director of Finance	Merk Investments LLC
Deborah Goldberg	Chief Compliance Officer	Merk Investments LLC

(v)	Spears Abacus Advisors LLC

The following chart reflects the managers and officers of Spears Abacus Advisors LLC (“Spears Abacus”), including their business connections, which are of a substantial nature. The address of Spears Abacus is 147 E. 48th Street, New York, NY 10017, and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
William G. Spears	Chief Executive Officer and Manager	Spears Abacus; Spears, Grisanti & Brown, 2001-2006
Robert M. Raich	President and Manager	Spears Abacus
Frank A. Weil	Manager	Spears Abacus
Stephen H. Frank	Principal	Spears Abacus

(w)	Green Eagle Capital LLC

The following chart reflects the directors and officers of Green Eagle Capital LLC, including their business connections, which are of a substantial nature. The address of Green Eagle Capital LLC is 250 East Illinois Road, Suite 200, Lake Forest, IL 60045 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Daniel Sperrazza	Managing Member	Green Eagle Capital Management, LLC (General Partner of Green Eagle Credit Fund, LP)
	Director and Secretary	Green Eagle Credit Master Fund, Ltd. and Green Eagle Credit Offshore Fund, Ltd.
Glenn Migliozzi	Managing Member	Green Eagle Capital Management, LLC (General Partner of Green Eagle Credit Fund, LP)
	Director and Secretary	Green Eagle Credit Master Fund, Ltd. and Green Eagle Credit Offshore Fund, Ltd.

(x)	Madden Asset Management, LLC

The following chart reflects the directors and officers of Madden Asset Management, LLC, including their business connections, which are of a substantial nature. The address of Madden Asset Management, LLC is One International Place, 24th Floor, Boston, MA 02110 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Rob Madden	Managing Member	Madden Asset Management, LLC
Scott Madden	COO	Madden Asset Management, LLC

(y)	Kingstown Capital Management, LP

The following chart reflects the directors and officers of Kingstown Capital Management, LP, including their business connections, which are of a substantial nature. The address of Kingstown Capital Management, LP, is 1270 Broadway, Suite 1009, New York, NY 10001 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Michael Blitzer	Managing Partner	Also Managing Partner of Kingstown Partners, LP
Guy Shanon	Managing Partner	Also Managing Partner of Kingstown Partners, LP

(z)	Semaphore Management LLC

The following chart reflects the directors and officers of Semaphore Management LLC, including their business connections, which are of a substantial nature. The address of Semaphore Management LLC is 320 Park Avenue, 10th Floor, New York, New York 10022 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Paul J. Carpenter	Managing Member	Semaphore Management LLC
	Managing Member	Otis Partners LLC
	Director	Semaphore Offshore Ltd
Hoyt Ammidon, III	Managing Member	Semaphore Management LLC
	Managing Member	Otis Partners LLC
	Director	Semaphore Offshore Ltd
Robert C. Penberth	Chief Financial Officer and Chief Compliance	Semaphore Management LLC

(aa)	Holland Capital Management LLC

The following chart reflects the directors and officers of Holland Capital Management LLC, including their business connections, which are of a substantial nature.  The address of Holland Capital Management LLC is One North Wacker Drive, Suite 700, Chicago, Illinois, 60606 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Louis A. Holland	Director	Consultant: Cumota LLC; Cumota Consulting LLC; Brickland Partners, Inc.
Monica L. Walker, CPA	President, Chief Investment Officer – Equity; Director; Former Managing Director, Managing Partner and Portfolio Manager	None
Laura J. Janus, CFA	Chief Investment Officer – Fixed Income; Director; Former Managing Partner and Portfolio Manager	None
Susan M. Chamberlain	Chief Compliance Officer	None

(bb)	Waterville Capital, LLC

The following chart reflects the directors and officers of Waterville Capital, LLC, including their business connections, which are of a substantial nature.  The address of Waterville Capital, LLC, is Radnor Court, Suite 140, 259 Radnor-Chester Road, Radnor, PA 19087 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Other Business Connection
F. Sean Bonner	Managing Member	None
Joseph Delaney	Managing Member, Chief Compliance Officer	None

(cc)	UCM Partners, L.P.

The following chart reflects the directors and officers of UCM Partners, L.P., including their business connections, which are of a substantial nature.  The address of UCM Partners, L.P. is 52 Vanderbilt Avenue, Suite 401, New York, NY 10017 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Gregory Parsons	Chief Executive Officer	UCM Partners, L.P.
	Managing Member (2007-2008)	CP Capital Partners
Thomas Mandel	Senior Managing Director	UCM Partners, L.P.
Jay Menozzi	Chief Investment Officer	UCM Partners, L.P.

(dd)	MAI Wealth Advisors, LLC

The following chart reflects the directors and officers of MAI Wealth Advisors, LLC, including their business connections, which are of a substantial nature.  The address of MAI Wealth Advisors, LLC 1360 E. Ninth Street, Suite 1100, Cleveland, OH  44114 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Richard J. Buoncore	Managing Partner	MAI Wealth Advisors, LLC
	Director	United Community Financial Corp.
	Trustee	Fordham University
Gerald H. Gray	Chief Investment Officer	MAI Wealth Advisors, LLC
Mark H. Summers	Chief Operating Officer	MAI Wealth Advisors, LLC
Thomas J. Bartos	Chief Compliance Officer	MAI Wealth Advisors, LLC
Kenneth W. Ostrowski	Managing Director	MAI Wealth Advisors, LLC
Mark J. Castell	Managing Director	MAI Wealth Advisors, LLC
Lu Anne Morrison	Managing Director	MAI Wealth Advisors, LLC
John G. Palguta	Managing Director	MAI Wealth Advisors, LLC
Roberta J. Lemmo	Managing Director	MAI Wealth Advisors, LLC
James D. Kacic	Chief Financial Officer	MAI Wealth Advisors, LLC

(ee)	ICICI Securities Holdings Inc. [D/B/A ICICI Investment Advisors]

The following chart reflects the directors and officers of ICICI Securities Holdings Inc. including their business connections, which are of a substantial nature.  The address of ICICI Securities Holdings Inc. 500 5th Avenue, Suite 2810, New York, NY  10010 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Gopakumar Puthenveettil	Director	ICICI Securities Holdings Inc., President and Director ICICI Securities Inc., New York
Pramod Rao	Director	ICICI Securities Holdings Inc. , General Counsel - ICICI Bank
Sriram H. Iyer	Director	ICICI Securities Holdings Inc., President and Chief Executive Officer ICICI Bank Canada
Ashish Kakkar	Director	ICICI Securities Holdings Inc., Senior Vice President ICICI Prudential Asset Management Company Ltd.
Raghav Iyengar	Director	ICICI Securities Holdings Inc., Executive Vice President ICICI Prudential Asset Management Company Ltd.
Krishna Prasad Tumuluri	President and CEO	ICICI Securities Holdings Inc.
Saurabh Gangrade	Chief Compliance Officer	ICICI Securities Holdings Inc.

Item 32(a)	Foreside Fund Services, LLC, Registrant’s underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AdvisorShares Trust
2.	American Beacon Funds
3.	American Beacon Mileage Funds
4.	American Beacon Select Funds
5.	Bennett Group of Funds
6.	Bridgeway Funds, Inc.
7.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
8.	Central Park Group Multi-Event Fund
9.	Century Capital Management Trust
10.	del Rey Global Investors Funds
11.	Direxion Shares ETF Trust
12.	DundeeWealth Funds
13.	FlexShares Trust
14.	FocusShares Trust
15.	Forum Funds
16.	FQF Trust
17.	Henderson Global Funds
18.	Ironwood Institutional Multi-Strategy Fund LLC
19.	Ironwood Multi-Strategy Fund LLC
20.	Javelin Exchange-Traded Trust
21.	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
22.	Nomura Partners Funds, Inc.
23.	PMC Funds, Series of Trust for Professional Managers
24.	Precidian ETFs Trust
25.	RevenueShares ETF Trust
26.	Sound Shore Fund, Inc.
27.	Turner Funds
28.	Wintergreen Fund, Inc.

Item 32(b)	The following are officers and directors of Foreside Fund Services, LLC, the Registrant’s underwriter. Their main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Director of Compliance	None

Item 32(c)                      Not applicable

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Atlantic Fund Administration, LLC, Three Canal Plaza, Suite 600, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant’s custodian, as listed under “Custodian” in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant’s adviser or subadviser, as listed in Item 31 hereof.

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERTAKINGS

None.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine on October   27, 2011.

Forum Funds

/s/ Stacey E. Hong
Stacey E. Hong, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on  October   27, 2011.

(a)	Principal Executive Officer

/s/ Stacey E. Hong
Stacey E. Hong
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Karen Shaw
Karen Shaw
Principal Financial Officer

(c)	A majority of the Trustees

John Y. Keffer, Trustee*
James C. Cheng, Trustee*
J. Michael Parish, Trustee*
Costas Azariadis, Trustee*
David Tucker, Trustee*

By:	/s/ Lina Bhatnagar
Lina Bhatnagar
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.

EXHIBIT LIST

EXHIBIT

(i)	Opinion and consent of K&L Gates LLP is filed herewith.
(j)(1)	Consent of BBD, LLP is filed herewith.
(j)(2)	Consent of Ashland Partners & Company LLP is filed herewith.